As filed with the Securities and Exchange Commission on November 25, 1998
                                                              File Nos. 33-34841
                                                                        811-6011

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 63
                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 64

                              THE MONTGOMERY FUNDS
             (Exact Name of Registrant as Specified in its Charter)

                              101 California Street
                         San Francisco, California 94111
                     (Address of Principal Executive Office)

                                 (415) 572-3863
              (Registrant's Telephone Number, Including Area Code)

                      Greg M. Siemons, Assistant Secretary
                              101 California Street
                         San Francisco, California 94111
                     (Name and Address of Agent for Service)

                            -------------------------

             It is proposed that this filing will become effective:
             ___  immediately upon filing pursuant to Rule 485(b)
             ___  on   ______________ pursuant to Rule 485(b)
              X   60 days after filing  pursuant to Rule 485(a)(1)
             ___  75 days after filing pursuant to Rule  485(a)(2)
             ___  on  ______________ pursuant to Rule 485(a)

                                   ----------

                     Please Send Copy of Communications to:

                               JULIE ALLECTA, ESQ.
                              DAVID A. HEARTH, ESQ.
                      Paul, Hastings, Janofsky & Walker LLP
                              345 California Street
                         San Francisco, California 94104
                                 (415) 835-1600

                              THE MONTGOMERY FUNDS

                      CONTENTS OF POST-EFFECTIVE AMENDMENT

This post-effective amendment to the registration statement of the Registrant contains the following documents:

         Facing Sheet

         Contents of Post-Effective Amendment

         Part A - Amendment  to  Prospectus  for  Class R shares  of  Montgomery
                  Emerging Asia Fund,

         Part A - Prospectus  for  Class  R  shares of  Montgomery  Growth Fund,
                  Montgomery Equity Income Fund, Montgomery Small Cap Fund, Montgomery Small Cap Opportunities Fund, Montgomery U.S. Emerging Growth Fund, Montgomery Global Opportunities Fund, Montgomery Global Communications Fund, Montgomery International Small Cap Fund, Montgomery International Growth Fund, Montgomery Latin America Fund, Montgomery Emerging Asia Fund, Montgomery Emerging Markets Fund, Montgomery Select 50 Fund, Montgomery U.S. Asset Allocation Fund, Montgomery Short Duration Government Bond Fund, Montgomery Total Return Bond Fund, Montgomery Government Reserve Fund, Montgomery Federal Tax-Free Money Fund, Montgomery California Tax-Free Intermediate Bond Fund and Montgomery California Tax-Free
                  Money   Fund.

         Part B - Combined  Statement of  Additional  Information  for  Class  R
                  and Class P shares of Montgomery Growth Fund, Montgomery Equity Income Fund, Montgomery Small Cap Fund, Montgomery Small Cap Opportunities Fund, Montgomery U.S. Emerging Growth Fund, Montgomery Global Opportunities Fund, Montgomery Global Communications Fund, Montgomery International Small Cap Fund, Montgomery International Growth Fund, Montgomery Latin America Fund, Montgomery Emerging Asia Fund, Montgomery Emerging Markets Fund, Montgomery Select 50 Fund, Montgomery U.S. Asset Allocation Fund, Montgomery Short Duration Government Bond Fund, Montgomery Total Return Bond Fund, Montgomery Government Reserve Fund, Montgomery Federal Tax-Free Money Fund, Montgomery California Tax-Free Intermediate Bond Fund and Montgomery California Tax-Free Money Fund is hereby incorporated by reference to Post-Effective Amendments previously filed with the Commission

         Part C - Other Information

         Signature Page

         Exhibits

      ---------------------------------------------------------------------

                                     PART A

                  AMENDMENT TO PROSPECTUS FOR CLASS R SHARES OF

                          MONTGOMERY EMERGING ASIA FUND

      ---------------------------------------------------------------------

                              The Montgomery Funds

                      Amendment dated ______________, 19__
                  to the Combined Prospectus for Class R Shares
                        (formerly dated October 31, 1998)



For the Montgomery Emerging Asia Fund only:

Effective December __, 1998, this Fund will charge a redemption fee of 2% on shares held for less than 6 months. Shares purchased before that date will not be subject to this redemption fee.

This fee is intended to compensate the Fund for the increased expenses to longer-term shareholders and the disruptive effect on the Fund's portfolio caused by short-term investments. The redemption fee will be assessed on the net asset value of the shares redeemed and will be deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged.

The following table should be read instead of the table that appears on page 25:

Fund Fees and Expenses
Shareholder Fees (fees paid directly from your investment)
    Redemption Fee*                                                                              2.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+
    Management Fee                                                                               1.25%
    Distribution/Service (12b-1) Fee                                                             0.00%
    Other Expenses                                                                               1.02%
-------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                             2.27%
    Fee Waiver and/or Expense Reimbursement                                                      0.36%
Net Expenses  1.91%

*    Deducted from the net proceeds of shares redeemed (or exchanged) within 6 months after purchase.

+    Montgomery Asset Management has contractually agreed to reduce its fees and/or absorb expenses to limit the Fund's total annual operating expenses  (excluding interest and tax expenses) to 1.90%.
     This contract has a one-year term, renewable at the end of each fiscal year.

                                       1

      ---------------------------------------------------------------------

                                     PART A

                        PROSPECTUS FOR CLASS R SHARES OF

                             MONTGOMERY GROWTH FUND
                         MONTGOMERY EQUITY INCOME FUND
                           MONTGOMERY SMALL CAP FUND
                    MONTGOMERY SMALL CAP OPPORTUNITIES FUND
                      MONTGOMERY U.S. EMERGING GROWTH FUND
                      MONTGOMERY GLOBAL OPPORTUNITIES FUND
                     MONTGOMERY GLOBAL COMMUNICATIONS FUND
                    MONTGOMERY INTERNATIONAL SMALL CAP FUND
                      MONTGOMERY INTERNATIONAL GROWTH FUND
                         MONTGOMERY LATIN AMERICA FUND
                         MONTGOMERY EMERGING ASIA FUND
                        MONTGOMERY EMERGING MARKETS FUND
                           MONTGOMERY SELECT 50 FUND
                     MONTGOMERY U.S. ASSET ALLOCATION FUND
                 MONTGOMERY SHORT DURATION GOVERNMENT BOND FUND
                       MONTGOMERY TOTAL RETURN BOND FUND
                       MONTGOMERY GOVERNMENT RESERVE FUND
                     MONTGOMERY FEDERAL TAX-FREE MONEY FUND
                MONTGOMERY CALIFORNIA TAX-FREE INTERMEDIATE BOND
                 FUND~MONTGOMERY CALIFORNIA TAX-FREE MONEY FUND

      ---------------------------------------------------------------------

Prospectus                                                           Rule 497(e)
__________, 1998            The Montgomery Funds File Nos. 33-34841 and 811-6011
                         The Montgomery Funds II File Nos. 33-69686 and 811-8064

The Montgomery Funds(SM)

U.S. Equity Funds
     Growth Fund
     Small Cap Opportunities Fund
     Small Cap Fund
        (closed to new investors)
     U.S. Emerging Growth Fund
     Equity Income Fund

International & Global Equity Funds
     International Growth Fund
     International Small Cap Fund
     Global Opportunities Fund
     Global Communications Fund
     Emerging Markets Fund
     Emerging Asia Fund
     Latin America Fund

Multi-Strategy Funds
     Select 50 Fund
     U.S. Asset Allocation Fund

U.S. Fixed-Income & Money Market Funds
     Total Return Bond Fund
     Short Duration Government Bond Fund
     Government Reserve Fund
     Federal Tax-Free Money Fund
     California Tax-Free Intermediate Bond Fund
     California Tax-Free Money Fund

The Montgomery Funds have registered each mutual fund offered in this prospectus with the U.S. Securities and Exchange Commission (SEC). That registration does not imply, however, that the SEC endorses the Funds.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                      1====

[inside front cover of prospectus]

This prospectus contains important information about the investment objectives, strategies and risks of The Montgomery Funds that you should know before you invest in them. Please read it carefully and keep it on hand for future reference.

Please be aware that The Montgomery Funds:

o    Are not bank  deposits.

o Are not guaranteed, endorsed or insured by any financial institution or government entity such as the Federal Deposit Insurance Corporation (FDIC).

o    May not achieve their stated goal(s).

You should also know that:

o    The  Funds'  shares  may rise and fall in value.

o    You could lose money by investing in the Funds.

This prospectus describes only the Funds' Class R shares. The Montgomery Funds offer other classes of shares to eligible investors.

                                      2====

                               [Table of Contents]
TABLE OF CONTENTS
U.S. Equity Funds
     Montgomery Growth Fund...................................................4
     Montgomery Small Cap Opportunities Fund..................................6
     Montgomery Small Cap Fund (closed to new investors)......................8
     Montgomery U.S. Emerging Growth Fund....................................10
     Montgomery Equity Income Fund...........................................12

International and Global Equity Funds
     Montgomery International Growth Fund....................................14
     Montgomery International Small Cap Fund.................................16
     Montgomery Global Opportunities Fund....................................18
     Montgomery Global Communications Fund...................................20
     Montgomery Emerging Markets Fund........................................22
     Montgomery Emerging Asia Fund...........................................24
     Montgomery Latin America Fund...........................................26

Multi-Strategy Funds
     Montgomery Select 50 Fund...............................................28
     Montgomery U.S. Asset Allocation Fund...................................30

U.S. Fixed-Income and Money Market Funds
     Montgomery Total Return Bond Fund.......................................32
     Montgomery Short Duration Government Bond Fund..........................34
     Montgomery Government Reserve Fund......................................36
     Montgomery Federal Tax-Free Money Fund..................................38
     Montgomery California Tax-Free Intermediate Bond Fund...................40
     Montgomery California Tax-Free Money Fund...............................42

Portfolio Management.........................................................44

Additional Investment Strategies and Related Risks...........................48
     Montgomery Latin America Fund...........................................48
     The Euro:  Single European Currency.....................................49
     Defensive Investments...................................................49
     Portfolio Turnover......................................................50
     The Year 2000...........................................................50
     Alternative Structures..................................................51

Financial Highlights.........................................................52

Account Information..........................................................62
     Becoming a Montgomery Shareholder.......................................63
     How Fund Shares are Priced..............................................63
     Buying Additional Shares................................................64
     Exchanging Shares.......................................................66
     Selling Shares..........................................................67
     Other Policies..........................................................68
     Tax Information.........................................................69

     After You Invest........................................................70


[Sidebar]

-------------------------
   How to Contact Us
-------------------------

Montgomery Shareholder
Service Representatives
800.572.FUND [3863]
Available 5 A.M. to 5 P.M.
Pacific time

Montgomery Web Site
www.montgomeryfunds.com

Address General
Correspondence to:
The Montgomery Funds
101 California Street
San Francisco, CA
94111-9361

                                      3====

Growth Fund | MNGFX

Objective

o Seeks long-term capital appreciation by investing in growth-oriented U.S. companies of any size

[Graphic indicating Montgomery Growth Fund has a potential risk/reward profile that is slightly more than that of the S&P 500.] This Fund's potential risk/reward relative to other Montgomery Funds

Strategy  [clipart]

The Fund may invest in U.S. companies of any size, but invests at least 65% of its total assets in those companies whose shares have a total stock market value (market capitalization) of at least $1 billion.

The Fund's strategy is to identify well-managed U.S. companies whose share prices appear to be undervalued relative to the firms' growth potential. The managers rigorously analyze all prospective holdings by subjecting them to the following three steps of their investment process:

o    Identify companies with improving business fundamentals

o    In-depth analysis of each company's current business and future prospects

o Analyze each company's price to determine whether its growth prospects have been discovered by the market

Risks   [clipart]

By investing in stocks, the Fund may expose you to certain risks that could cause you to lose money, particularly a sudden decline in a holding's share price or an overall decline in the stock market. As with any stock fund, the value of your investment will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of individual companies. To the extent that the Fund is overweighted in certain market sectors compared with the Standard and Poor's 500 Composite Price Index, the Fund may be more volatile than the S&P 500.

When the Fund's portfolio managers think that market conditions are not favorable or when they are unable to locate attractive investments, they may temporarily increase the Fund's cash position. Larger cash positions can be a defensive measure in adverse market conditions. Should the market advance, however, the Fund may not participate as much as it might have if more of its assets were invested in stocks.

                                      4====

Past Fund Performance The chart at the left below, shows the risks of investing in the Fund and how the Fund's total return has varied from year-to-year. The chart at the right compares the Fund's performance to the most commonly used index for its market segment. Of course, past performance is no guarantee of future results.

[bar chart]
      1994               1995             1996              1997
------------------- ----------------- ---------------- -----------------
      20.91%             23.65%           20.20%            24.16%

Average Annual Returns through 12/31/97.

Growth Fund                          24.16%                  25.67%
S&P 500 Index                        33.35%                  22.11%
-----------------------------------------------------------------------------
                                     1 Year            Inception (9/30/93)

During the four-year period described above in the bar chart, the Fund's best quarter was Q2 1997 (+15.70%) and its worst quarter was Q4 1997 (-5.77%). The Fund's 1998 return through 9/30/98 was -12.70%.

Fees & Expenses [clipart]

The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund. Montgomery does not impose any front-end or deferred sales loads and does not charge shareholders for exchanging shares or reinvesting dividends.

Fund Fees and Expenses

Shareholder Fees (fees paid directly from your investment)
    Redemption Fee                                                                               0.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
    Management Fee                                                                               0.91%
    Distribution/Service (12b-1) Fee                                                             0.00%
    Other Expenses                                                                               0.29%
--------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                             1.20%

Example of Fund expenses: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes a $10,000 initial investment, 5% total return each year and no changes in expenses. This example is for comparison purposes only. It does not necessarily represent the Fund's actual expenses or returns.

 1 Year        3 Years       5 Years         10 Years
-------------------------------------------------------
  $122          $380          $658            $1,450

PORTFOLIO MANAGEMENT [clipart]                         [sidebar]
Roger Honour, Kathryn Peters, Andrew Pratt             For financial highlights,
For more details see page 44.                          see page 52

                                      5====

Small Cap Opportunities Fund | MNSOX

Objective

o Seeks long-term capital appreciation by investing in growth-oriented U.S. small-cap companies

[Graphic indicating Montgomery Small Cap Opportunities Fund has a potential risk/reward profile that is significantly more than that of the S&P 500.] This Fund's potential risk/reward relative to other Montgomery Funds

Strategy [clipart]

The  Fund  invests  at least  65% of its  total  assets  in the  stocks  of U.S.
companies whose shares have a total stock market value (market capitalization) of $1.5 billion or less.

The Fund's strategy is to identify well-managed U.S. companies whose share prices appear to be undervalued relative to their growth potential. The managers rigorously analyze all prospective holdings by subjecting them to the following three steps of their investment process:

o    Identify companies with improving business fundamentals

o    In-depth analysis of each company's current business and future prospects

o Analyze each company's price to determine whether its growth have been discovered by the market

Risks  [clipart]

By investing in stocks, the Fund may expose you to certain risks that could cause you to lose money, particularly a sudden decline in a holding's share price or an overall decline in the stock market. As with any stock fund, the value of your investment will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of individual companies. To the extent that the Fund is overweighted in certain market sectors compared with the Russell 2000 Index, the Fund may be more volatile than the Russell 2000.

The Fund's focus on small-cap stocks may expose shareholders to additional risks. Smaller companies typically have more-limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more-limited volume than those of larger, more mature companies. As a result, small-cap stocks--and therefore the Fund--may fluctuate significantly more in value than larger-cap stocks and funds that focus on them.

                                      6====

Past Fund Performance The chart at the left below shows the risks of investing in the Fund and how the Fund's total return has varied from year-to-year. The chart at the right compares the Fund's performance to the most commonly used index for its market segment. Of course, past performance is no guarantee of future results.

[bar chart]

       1996               1997
------------------- -----------------
      37.28%             16.45%

Average Annual Returns through 12/31/97

Small Cap Opportunities Fund                16.45%                  26.36%
Russell 2000 Index                          22.36%                  19.39%
--------------------------------------------------------------------------------
                                           1 Year           Inception (12/29/95)

During the two-year period described above in the bar chart, the Fund's best quarter was Q1 1996 (+22.92%) and its worst quarter was Q1 1997 (-10.32%). The Fund's 1998 return through 9/30/98 was -23.32%.

FEES & EXPENSES  [clipart]

The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund. Montgomery does not impose any front-end or deferred sales loads on this fund and does not charge shareholders for exchanging shares or reinvesting dividends.

Fund Fees and Expenses

Shareholder Fees (fees paid directly from your investment)
    Redemption Fee                                                                               0.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+
    Management Fee                                                                               1.20%
    Distribution/Service (12b-1) Fee                                                             0.00%
    Other Expenses                                                                               0.58%
--------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                             1.78%
    Fee Waiver and/or Expense Reimbursement                                                      0.28%
Net Expenses                                                                                     1.50%

+ Montgomery Asset Management has contractually agreed to reduce its fees and/or absorb expenses to limit the Fund's total annual operating expenses (excluding interest and tax expenses) to 1.50%. This contract has a one-year term, renewable at the end of each fiscal year.

Example of Fund expenses: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes a $10,000 initial investment, 5% total return each year and no changes in expenses. This example is for comparison purposes only. It does not necessarily represent the Fund's actual expenses or returns.

1 Year         3 Years       5 Years         10 Years
-------------------------------------------------------
  $152          $473          $816            $1,784


PORTFOLIO MANAGEMENT [clipart]
Roger Honour, Kathryn Peters, Andrew Pratt             [sidebar]
For more details see page 44.                          For financial highlights,
                                                       see page 53

                                      7====

Small Cap Fund | MNSCX

The Montgomery Small Cap Fund is currently closed to new investors*

Objective

o Seeks long-term capital appreciation by investing in rapidly growing U.S. small-cap companies

[Graphic indicating Montgomery Small Cap Fund has a potential risk/reward profile that is significantly more than that of the S&P 500.] This Fund's potential risk/reward relative to other Montgomery Funds

Strategy  [clipart]

The  Fund  invests  at least  65% of its  total  assets  in the  stocks  of U.S.
companies whose shares have a total stock market value (market capitalization) of $1.5 billion or less.

The Fund's portfolio managers follow a growth strategy to invest in potentially attractive small-cap companies that are at an early or transitional stage of their development. The managers look for companies that they believe can thrive even in adverse economic conditions. Specifically, they search for companies that they think have the potential to:

o    Gain market  share  within their  industries

o    Deliver   consistently  high  profits  to  shareholders

o    Increase  their  corporate  earnings  each quarter

o Provide solutions for current or impending problems in their respective industries or in society overall.

Risks  [clipart]

By investing in stocks, the Fund may expose you to certain risks that could cause you to lose money, particularly a sudden decline in a holding's share price or an overall decline in the stock market. As with any stock fund, the value of your investment will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of individual companies. To the extent that the Fund is overweighted in certain market sectors compared with the Russell 2000 Index, the Fund may be more volatile than the Russell 2000.

The Fund's focus on small-cap stocks may expose shareholders to additional risks. Smaller companies typically have more-limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more-limited volume than those of larger, more mature companies. As a result, small-cap stocks--and therefore the Fund--may fluctuate significantly more in value than larger-cap stocks and funds that focus on them.

[Footnote to page] *From time to time, Montgomery may reopen and close the Small Cap Fund to new investors at its discretion. Current shareholders who maintain open accounts in the Fund may make additional investments in it. Please be advised that if you redeem your total investment in the Small Cap Fund, your account will be closed and you will not be able to make any additional investments in the Fund.

                                      8====

Past Fund Performance The chart at the left below shows the risk of investing in the Fund and how the Fund's total return has varied from year-to-year. The chart at the right compares the Fund's performance to the most commonly used index for its market segment. Of course, past performance is no guarantee of future results.

  1991        1992        1993        1994         1995        1996      1997
---------  ----------- ----------- ------------ ----------- --------- ----------
 98.75%       9.59%      24.31%      -9.96%       35.12%      18.69%    23.86%

Average Annual Returns through 12/31/97

Small Cap Fund                           23.86%                  17.33%                  21.47%
Russell 2000 Index                       22.36%                  16.40%                  15.38%*
---------------------------------------------------------------------------------------------------------

*calculated from 6/30/90                 1 Year                  5 Years           Inception (7/13/90)

During the seven-year period described above in the bar chart, the Fund's best quarter was Q1 1991 (+39.57%) and its worst quarter was Q1 1997 (-11.68%). The Fund's 1998 return through 9/30/98 was -28.62%.

Fees & Expenses  [clipart]

The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund. Montgomery does not impose any front-end or deferred sales loads on this Fund and does not charge shareholders for exchanging shares or reinvesting dividends.

Fund Fees and Expenses

Shareholder Fees (fees paid directly from your investment)
    Redemption Fee                                                                               0.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
    Management Fee                                                                               1.00%
    Distribution/Service (12b-1) Fee                                                             0.00%
    Other Expenses                                                                               0.24%
--------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                             1.24%

Example of Fund expenses: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes a $10,000 initial investment, 5% total return each year and no changes in expenses. This example is for comparison purposes only. It does not necessarily represent the Fund's actual expenses or returns.

 1 Year        3 Years       5 Years         10 Years
-------------------------------------------------------
  $126          $393          $679            $1,495


PORTFOLIO MANAGEMENT [clipart]                         [sidebar]
Stuart Roberts, Brad Kidwell, Cam Philpott             For financial highlights
For more details see page 44-45.                       see page 53

                                      9====

U.S. Emerging Growth Fund | MNMCX

Objective

o Seeks long-term capital appreciation by investing in growth-oriented U.S. smaller-cap companies

[Graphic indicating Montgomery U.S. Emerging Growth Fund has a potential risk/reward profile that is significantly more than that of the S&P 500.] This Fund's potential risk/reward relative to other Montgomery Funds

Strategy  [clipart]

The  Fund  invests  at least  65% of its  total  assets  in the  stocks  of U.S.
companies whose shares have a total stock market value (market capitalization) of $1 billion or less.

The Fund's strategy is to identify well-managed U.S. companies whose share prices appear to be undervalued relative to their growth potential. The managers rigorously analyze all prospective holdings by subjecting them to the following three steps of their investment process:

o    Identify companies with improving business fundamentals

o    In-depth analysis of each company's current business and future prospects

o Analyze each company's price to determine whether its growth prospects have been discovered by the market

Risks  [clipart]

By investing in stocks, the Fund may expose you to certain risks that could cause you to lose money, particularly a sudden decline in a holding's share price or an overall decline in the stock market. As with any stock fund, the value of your investment will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of individual companies. To the extent that the Fund is overweighted in certain market sectors compared with the Russell 2000 Index, the Fund may be more volatile than the Russell 2000.

The Fund's focus on micro- and small-cap stocks may expose shareholders to additional risks. Small companies typically have more-limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more-limited volume than those of larger, more mature companies. This is especially true of micro-cap companies. As a result, micro-cap stocks--and therefore the Fund--may fluctuate significantly more in value than larger-cap stocks and funds that focus on them.

                                     10====

Past Fund Performance The chart at the left below shows the risks of investing in the Fund and how the Fund's total return has varied from year-to-year. The chart at the right compares the Fund's performance to the most commonly used index for its market segment. Of course, past performance is no guarantee of future results.

[bar chart]

       1995               1996             1997
------------------- ----------------- ----------------
      28.66%             19.12%           27.05%

Average Annual Returns through 12/31/97

U.S. Emerging Growth Fund                27.05%                  24.85%
Russell 2000 Index                       22.36%                  22.34%
--------------------------------------------------------------------------------
                                         1 Year           Inception (12/30/94)

During the three-year period described above in the bar chart, the Fund's best quarter was Q2 1997 (+18.82%) and its worst quarter was Q1 1997 (-5.44%). The Fund's 1998 return through 9/30/98 was -10.88%

Fees & Expenses  [clipart]

The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund. Montgomery does not impose any front-end or deferred sales loads on this Fund and does not charge shareholders for exchanging shares or reinvesting dividends.

Fund Fees and Expenses

Shareholder Fees (fees paid directly from your investment)
    Redemption Fee                                                                               0.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
    Management Fee                                                                               1.33%
    Distribution/Service (12b-1) Fee                                                             0.00%
    Other Expenses                                                                               0.24%
--------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                             1.57%

Example of Fund expenses: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes a $10,000 initial investment, 5% total return each year and no changes in expenses. This example is for comparison purposes only. It does not necessarily represent the Fund's actual expenses or returns.

 1 Year        3 Years       5 Years         10 Years
-------------------------------------------------------
  $159          $495          $853            $1,860


PORTFOLIO MANAGEMENT [clipart]                        [sidebar]
Roger Honour, Kathryn Peters, Andrew Pratt            For financial highlights,
For more details see page 44.                         see page 54

                                     11====

Equity Income Fund | MNEIX

Objective

o Seeks current income and long-term capital appreciation while striving to minimize portfolio volatility by investing in large, dividend-paying U.S. companies

[Graphic indicating Montgomery Equity Income Fund has a potential risk/reward profile that is a little less than that of the S&P 500.] This Fund's potential risk/reward relative to other Montgomery Funds

Strategy  [clipart]

The Fund seeks to provide a greater yield than the average yield of Standard & Poor's 500 Composite Price Index stocks by investing at least 65% of its total assets in dividend-paying stocks of large U.S. companies.

The Fund's strategy is to identify mature companies that have a history of paying regular dividends to shareholders and offer a dividend yield well above their historical average and/or the market's average. (Dividend yield is calculated by dividing the dividend a company pays out per share of common stock by the stock market price of those shares.) The Fund typically invests in companies for two to four years. The manager usually will begin to reduce the Fund's position in a company as its share price moves up and its dividend yield drops to the lower end of its historical range. He may also pare back or sell the Fund's position in a company that reduces or eliminates its dividend, or if he believes that the company is about to do so.

Risks  [clipart]

By investing in stocks, the Fund may expose you to certain risks that could cause you to lose money, particularly a sudden decline in a holding's share price or an overall decline in the stock market. As with any stock fund, the value of your investment will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of individual companies. Increased interest rates may reduce the value of your investment in this Fund. Although the Fund seeks to provide a consistent level of income to shareholders, its yield may fluctuate significantly in the short term.

                                     12====

Past Fund Performance The chart at the left below shows the risks of investing in the Fund and how the Fund's total return has varied from year-to-year. The chart at the right compares the Fund's performance to the most commonly used index for its market segment. Of course, past performance is no guarantee of future results.

[bar chart]

       1995               1996             1997
------------------- ----------------- ----------------
      35.17%             18.34%           26.10%

Average Annual Returns through 12/31/97

Equity Income Fund                       26.10%                  23.74%
S&P 500 Index                            33.35%                  28.42%
--------------------------------------------------------------------------------
                                         1 Year            Inception (9/30/94)

During the three-year period described above in the bar chart, the Fund's best quarter was Q2 1997 (+10.49%) and its worst quarter was Q1 1997 (+2.42%). The Fund's 1998 return through 9/30/98 was -1.81%.

Fees & Expenses  [clipart]

The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund. Montgomery does not impose any front-end or deferred sales loads and does not charge shareholders for exchanging shares or reinvesting dividends.

Fund Fees and Expenses

Shareholder Fees (fees paid directly from your investment)
    Redemption Fee                                                                               0.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+
    Management Fee                                                                               0.60%
    Distribution/Service (12b-1) Fee                                                             0.00%
    Other Expenses                                                                               0.78%
--------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                             1.38%
    Fee Waiver and/or Expense Reimbursement                                                      0.52%
Net Expenses                                                                                     0.86%

+ Montgomery Asset Management has contractually agreed to reduce its fees and/or absorb expenses to limit the Fund's total annual operating expenses (excluding interest and tax expenses) to 0.85%. This contract has a one-year term, renewable at the end of each fiscal year.

Example of Fund expenses: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes a $10,000 initial investment, 5% total return each year and no changes in expenses. This example is for comparison purposes only. It does not necessarily represent the Fund's actual expenses or returns.

 1 Year        3 Years       5 Years         10 Years
-------------------------------------------------------
   $87          $274          $475            $1,058

PORTFOLIO MANAGER  [clipart]                           [sidebar]
William King                                           For financial highlights,
For more details see page 44.                          see page 54

                                     13====

International Growth Fund | MNIGX

Objective

o Seeks long-term capital appreciation by investing in medium- and large-cap companies in developed stock markets outside the United States

[Graphic indicating Montgomery International Growth Fund has a potential risk/reward profile that is a little more than that of the S&P 500.] This Fund's potential risk/reward relative to other Montgomery Funds

Strategy  [clipart]

The Fund invests at least 65% of its total assets in the common stocks of companies outside the United States whose shares have a stock market value (market capitalization) of more than $1 billion. The Fund currently concentrates its investments in the stock markets of western Europe, particularly the United Kingdom, France, Germany, Italy and the Netherlands, as well as developed markets in Asia, such as Japan and Hong Kong. The Fund typically invests in at least three countries outside the United States, with no more than 40% of its assets in any one country.

The portfolio managers seek well-managed companies that they believe will be able to increase their sales and corporate earnings on a sustained basis. In addition, the portfolio managers must consider the shares of these companies to be under- or reasonably-valued relative to their long-term prospects. The managers favor companies that they believe have a competitive advantage, offer innovative products or services and may profit from such trends as deregulation and privatization. On a strategic basis, the Fund's assets may be allocated among countries in an attempt to take advantage of market trends. The Fund's portfolio managers and analysts frequently travel to the countries in which the Fund invests or may invest to gain firsthand insight into the economic, political and social trends that affect investments in those countries.

Risks  [clipart]

By investing in stocks, the Fund may expose you to certain risks that could cause you to lose money, particularly a sudden decline in a holding's share price or an overall decline in the stock market. As with any stock fund, the value of your investment will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of individual companies.

By investing primarily in foreign stocks, the Fund may expose shareholders to additional risks. Foreign stock markets tend to be more volatile than the U.S. market due to economic and political instability and regulatory conditions in some countries.

In addition, most of the foreign securities in which the Fund invests are denominated in foreign currencies, whose value may decline against the U.S. dollar. Furthermore, the January 1, 1999, introduction by the European Union of a single European currency (the "euro") may cause market uncertainties and even market disruptions that could negatively affect the Fund's investments in European companies.

                                     14====

Past Fund Performance The chart at the left below shows the risks of investing in the Fund and how the Fund's total return has varied from year-to-year. The chart at the right compares the Fund's performance to the most commonly used index for its market segment. Of course, past performance is no guarantee of future results.

[bar chart]

       1996               1997
------------------- -----------------
      20.96%             10.15%

Average Annual Returns through 12/31/97

International Growth Fund                10.15%                  17.18%
MSCI EAFE Index                           1.78%                   6.48%
--------------------------------------------------------------------------------
*calculated from 6/30/95                 1 Year            Inception (7/3/95)

During the two-year period described above in the bar chart, the Fund's best quarter was Q2 1997 (+10.77%) and its worst quarter was Q4 1977 (-5.98%). The Fund's 1998 return through 9/30/98 was +4.61%.

Fees & Expenses   [clipart]

The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund. Montgomery does not impose any front-end or deferred sales loads and does not charge shareholders for exchanging shares or reinvesting dividends.

Fund Fees and Expenses

Shareholder Fees (fees paid directly from your investment)
    Redemption Fee                                                                               0.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+
    Management Fee                                                                               1.10%
    Distribution/Service (12b-1) Fee                                                             0.00%
    Other Expenses                                                                               1.03%
--------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                             2.13%
    Fee Waiver and/or Expense Reimbursement                                                      0.47%
Net Expenses                                                                                     1.66%

+ Montgomery Asset Management has contractually agreed to reduce its fees and/or absorb expenses to limit the Fund's total annual operating expenses (excluding interest and tax expenses) to 1.65%. This contract has a one-year term, renewable at the end of each fiscal year.

Example of Fund expenses: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes a $10,000 initial investment, 5% total return each year and no changes in expenses. This example is for comparison purposes only. It does not necessarily represent the Fund's actual expenses or returns.

 1 Year        3 Years       5 Years         10 Years
--------------------------------------------------------
  $168          $522          $900            $1,958


PORTFOLIO MANAGEMENT [clipart]                         [sidebar]
John Boich, Oscar Castro                               For financial highlights,
For more details see page 45.                          see page 55

                                     15====

International Small Cap Fund | MNISX

Objective

o Seeks long-term capital appreciation by investing in small-cap companies in developed stock markets outside the United States

[Graphic indicating Montgomery International Small Cap Fund has a potential risk/reward profile that is much more than that of the S&P 500.] This Fund's potential risk/reward relative to other Montgomery Funds

Strategy [clipart]

The Fund invests at least 65% of its total assets in the stocks of companies outside the United States whose shares have a market value (market capitalization) of less than $1 billion. The Fund typically invests most of its assets in the developed stock markets of western Europe and Asia, particularly the United Kingdom, France, Germany, Italy, Sweden and Japan. The Fund invests in at least three different countries outside the United States, with no more than 40% of its assets in any one country.

The Fund's portfolio managers seek well-managed, small-cap companies that they believe will be able to increase sales and corporate earnings on a sustained basis. The portfolio managers must consider the shares of these companies to be under- or reasonably valued relative to their long-term prospects and favor companies that they believe have a competitive advantage, offer innovative products or services and may profit from such trends as deregulation and privatization. On a strategic basis, the Fund's assets may be allocated among countries in an attempt to take advantage of market trends. The Funds portfolio managers and analysts frequently travel to the countries in which the Fund invests or may invest to gain firsthand insight into the economic, political and social trends that affect investments in those countries.

Risks  [clipart]

By investing in stocks, the Fund may expose you to certain risks that could cause you to lose money, particularly a sudden decline in a holding's share price or an overall decline in the stock market. As with any stock fund, the value of your investment will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of individual companies.

In addition, foreign stock markets tend to be more volatile than the U.S. market due to economic and political instability and regulatory conditions in some countries. Most of the foreign securities in which the Fund invests are denominated in foreign currencies, whose value may decline against the U.S. dollar. Other risks of focusing on small foreign companies include limited or inaccurate information, limited product lines, markets or financial resources; and securities that may trade less frequently and in limited volume. As a result, small-cap stocks--and therefore the Fund--may fluctuate significantly more in value than funds that focus on larger-cap stocks. Furthermore, the January 1, 1999, introduction by the European Union of a single European currency (the "euro") may cause market uncertainties and even market disruptions that could affect negatively the Fund's investments in European companies.

                                     16====

Past Fund Performance The chart at the left below shows the risks of investing in the Fund and how the Fund's total return has varied from year-to-year. The chart at the right compares the Fund's performance to the most commonly used index for its market segment. Of course, past performance is no guarantee of future results.

[bar chart]

       1994               1995             1996              1997
------------------- ----------------- ---------------- -----------------
     -13.29%             11.72%           14.97%            -0.78%

Average Annual Returns through 12/31/97

International Small Cap Fund                   -0.78%                   5.46%
Salomon Smith Barney World Extended
(ex-U.S.) Market Index                         -6.61%                   2.51%
-------------------------------------------------------------------------------
                                               1 Year        Inception (9/30/93)

During the four-year period described above in the bar chart, the Fund's best quarter was Q2 1997 (+9.93%) and its worst quarter was Q4 1997 (11.22%). The Fund's 1998 return through 9/30/98 was -0.24%.

Fees & Expenses  [clipart]

The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund. Montgomery does not impose any front-end or deferred sales loads on this Fund and does not charge shareholders for exchanging shares or reinvesting dividends.

Fund Fees and Expenses

Shareholder Fees (fees paid directly from your investment)
    Redemption Fee                                                                               0.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+
    Management Fee                                                                               1.25%
    Distribution/Service (12b-1) Fee                                                             0.00%
    Other Expenses                                                                               1.28%
--------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                             2.53%
    Fee Waiver and/or Expense Reimbursement                                                      0.61%
Net Expenses                                                                                     1.92%

+ Montgomery Asset Management has contractually agreed to reduce its fees and/or absorb expenses to limit the Fund's total annual operating expenses (excluding interest and tax expenses) to 1.90%. This contract has a one-year term, renewable at the end of each fiscal year.

Example of Fund expenses: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes a $10,000 initial investment, 5% total return each year and no changes in expenses. This example is for comparison purposes only. It does not necessarily represent the Fund's actual expenses or returns.

 1 Year        3 Years       5 Years         10 Years
-------------------------------------------------------
  $194          $602         $1,034           $2,234

PORTFOLIO MANAGEMENT [clipart]                         [sidebar]
John Boich                                             For financial highlights,
For more details see page 45.                          see page 55

                                     17====

Global Opportunities Fund | MNGOX

Objective

o Seeks long-term capital appreciation by investing in companies of any size in the United States and abroad

[Graphic indicating Montgomery Global Opportunities Fund has a potential risk/reward profile that is a little more than that of the S&P 500.] This Fund's potential risk/reward relative to other Montgomery Funds

Strategy  [clipart]

The Fund invests at least 65% of its total assets in the stocks of companies of any size throughout the world. The portfolio managers typically invest most of the Fund's assets in the United States and in the developed stock markets of western Europe and Asia, particularly the United Kingdom, France, Germany, Italy, the Netherlands and Japan. The Fund invests in at least three different countries, one of which may be the United States. With the exception of the United States, no country may represent more than 40% of its total assets.

The portfolio managers seek well-managed companies that they believe will be able to increase their sales and corporate earnings on a sustained basis. In addition, the portfolio managers must consider the shares of these companies to be under- or reasonably valued relative to their long-term prospects. The managers favor companies that they believe have a competitive advantage, offer innovative products or services and may profit from such trends as deregulation and privatization. On a strategic basis, the Fund's assets may be allocated among countries in an attempt to take advantage of market trends. The Fund's portfolio managers and analysts frequently travel to the countries in which the Fund invests or may invest to gain firsthand insight into the economic, political and social trends that may affect investments in those countries.

Risks  [clipart]

By investing in stocks, the Fund may expose you to certain risks that could cause you to lose money, particularly a sudden decline in a holding's share price or an overall decline in the stock market. As with any stock fund, the value of your investment will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of individual companies.

By investing in foreign stocks, the Fund exposes shareholders to additional risks. Foreign stock markets tend to be more volatile than the U.S. market due to economic and political instability and regulatory conditions in some countries. In addition, most of the foreign securities in which the Fund invests are denominated in foreign currencies, whose value may decline against the U.S. dollar. Furthermore, the January 1, 1999, introduction by the European Union of a single European currency (the "euro") may cause market uncertainties and even market disruptions which can affect negatively the Fund's investments in European companies.

                                     18====

Past Fund Performance The chart at the left below shows the risks of investing in the Fund and how the Fund's total return has varied from year-to-year. The chart at the right compares the Fund's performance to the most commonly used index for its market segment. Of course, past performance is no guarantee of future results.

[bar chart]

       1994               1995             1996              1997
------------------- ----------------- ---------------- -----------------
      -8.55%             17.26%           20.18%            11.05%

Average Annual Returns through 12/31/97

Global Opportunities Fund                11.05%                   13.23%
MSCI World Index                         15.76%                   13.19%*
--------------------------------------------------------------------------------
                                         1 Year             Inception (9/30/93)

During the 4-year period described above in the bar chart, the Fund's best quarter was Q2 1997 (+12.83%) and its worst quarter was Q4 1997 (-7.94%). The Fund's 1998 return through 9/30/98 was +4.44%.

Fees & Expenses   [clipart]

The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund. Montgomery does not impose any front-end or deferred sales loads and does not charge shareholders for exchanging shares or reinvesting dividends.

Fund Fees and Expenses

Shareholder Fees (fees paid directly from your investment)
    Redemption Fee                                                                               0.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+
    Management Fee                                                                               1.25%
    Distribution/Service (12b-1) Fee                                                             0.00%
    Other Expenses                                                                               1.12%
--------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                             2.37%
    Fee Waiver and/or Expense Reimbursement                                                      0.41%
Net Expenses                                                                                     1.96%

+ Montgomery Asset Management has contractually agreed to reduce its fees and/or absorb expenses to limit the Fund's total annual operating expenses (excluding interest and tax expenses) to 1.90%. This contract has a one-year term, renewable at the end of each fiscal year.

Example of Fund expenses: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes a $10,000 initial investment, 5% total return each year and no changes in expenses. This example is for comparison purposes only. It does not necessarily represent the Fund's actual expenses or returns.

 1 Year        3 Years       5 Years         10 Years
-------------------------------------------------------
  $198          $614         $1,054           $2,275

PORTFOLIO MANAGEMENT [clipart]                         [sidebar]
John Boich, Oscar Castro                               For financial highlights,
For more details see page 45.                          see page 55

                                     19====

Global Communications Fund | MNGCX

Objective

o Seeks long-term capital appreciation by investing in companies involved in the communications industry in the United States and abroad

[Graphic indicating Montgomery Global Communications Fund has a potential risk/reward profile that is significantly more than that of the S&P 500.] This Fund's potential risk/reward relative to other Montgomery Funds

Strategy  [clipart]

The Fund concentrates its investments in the global communications industry by investing at least 65% of its total assets in the stocks of communications companies worldwide, including companies involved in telecommunications, broadcasting, publishing, computer systems and the Internet, among other industries.

The Fund seeks well-managed communications companies that the portfolio manager believes will be able to increase their sales and corporate earnings on a sustained basis. The portfolio manager must consider the shares of these companies to be under- or reasonably valued relative to their long-term prospects and favors companies that he believes have a competitive advantage, offer innovative products or services and may profit from such trends as deregulation and privatization. On a strategic basis, the Fund's assets may be allocated among countries in an attempt to take advantage of market trends. The portfolio manager and analysts frequently travel to the countries in which the Fund invests or may invest to gain firsthand insight into the economic, political and social trends that affect investments in those countries.

Risks  [clipart]

By investing in stocks, the Fund may expose you to certain risks that could cause you to lose money, particularly a sudden decline in a holding's share price or an overall decline in the stock market. As with any stock fund, the value of your investment will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of individual companies.

Because the Fund concentrates its investments in the global communications industry, its share value may be more volatile than that of more-diversified funds. The Fund's share value will reflect trends in the global communications industry, which may be subject to greater changes in governmental policies and regulation than many other industries.

In addition, Foreign stock markets tend to be more volatile than the U.S. market due to greater economic and political instability in some countries. In addition, most of the foreign securities in which the Fund invests are denominated in foreign currencies, whose value may decline against the U.S. dollar. Furthermore, the January 1, 1999, introduction by the European Union of a single European currency (the "euro") may cause market uncertainties and even market disruptions which can affect negatively the Fund's investments in European companies.

                                     20====

Past Fund Performance The chart at the left below shows the risks of investing in the Fund and how the Fund's total return has varied from year-to-year. The chart at the right compares the Fund's performance to the most commonly used index for its market segment. Of course, past performance is no guarantee of future results.

[bar chart]

       1994              1995             1996              1997
------------------- ----------------- ---------------- -----------------
     -13.41%             16.88%            8.02%            15.83%

Average Annual Returns through 12/31/97

Global Communications Fund                  15.83%                   12.39%
MSCI Telecom Index                          19.33%                   10.82%*
--------------------------------------------------------------------------------
                                            1 Year            Inception (6/1/93)

During the four-year period described above in the bar chart, the Fund's best quarter was Q2 1997 (+16.05%) and its worst quarter was Q4 1994 (-9.84%). The Fund's 1998 return through 9/30/98 was +17.28%.

Fees & Expenses  [clipart]

The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund. Montgomery does not impose any front-end or deferred sales loads and does not charge shareholders for exchanging shares or reinvesting dividends.

Fund Fees and Expenses

Shareholder Fees (fees paid directly from your investment)
    Redemption Fee                                                                               0.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+
    Management Fee                                                                               1.23%
    Distribution/Service (12b-1) Fee                                                             0.00%
    Other Expenses                                                                               0.70%
--------------------------------------------------------------------------------------------------------
Total Annual Fund  Operating  Expenses                                                           1.93%

+ Montgomery  Asset  Management has
contractually agreed to reduce its fees and/or absorb expenses to limit the Fund's total annual operating expenses (excluding interest and tax expenses) to 1.90%. This contract has a one-year term, renewable at the end of each fiscal year.

Example of Fund expenses: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes a $10,000 initial investment, 5% total return each year and no changes in expenses. This example is for comparison purposes only. It does not necessarily represent the Fund's actual expenses or returns.

 1 Year        3 Years       5 Years         10 Years
-------------------------------------------------------
  $195          $605         $1,039           $2,244


PORTFOLIO MANAGEMENT  [clipart]                        [sidebar]
Oscar Castro                                           For financial highlights,
For more details see page 45.                          see page 56

                                     21====

Emerging Markets Fund | MNEMX

Objective

o Seeks long-term capital appreciation by investing in companies based or operating primarily in developing economies throughout the world

[Graphic indicating Montgomery Emerging Markets Fund has a potential risk/reward profile that is much more than that of the S&P 500.] This Fund's potential risk/reward relative to other Montgomery Funds

Strategy  [clipart]

The Fund invests at least 65% of its total assets in the stocks of companies based in the world's developing economies. The Fund typically maintains investments in at least six of these countries at all times, with no more than 35% of its assets in any single one of them. These may include:

o    Latin America:  Argentina,  Brazil, Chile,  Colombia,  Costa Rica, Jamaica,
     Mexico,   Peru,  Trinidad  and  Tobago,   Uruguay  and  Venezuela

o Asia: Bangladesh, China/Hong Kong, India, Indonesia, Malaysia, Pakistan, the Philippines, Singapore, South Korea, Sri Lanka, Taiwan, Thailand and Vietnam

o Europe: Czech Republic, Greece, Hungary, Kazakhstan, Poland, Portugal, Romania, Russia, Slovakia, Slovenia, Turkey and Ukraine

o The Middle East: Israel and Jordan n Africa: Egypt, Ghana, Ivory Coast, Kenya, Morocco, Nigeria, South Africa, Tunisia and Zimbabwe

The Fund's strategy combines computer-based screening techniques with in-depth financial review and on-site analysis of companies, countries and regions to identify potential investments. The Fund's portfolio managers and analysts frequently travel to the emerging markets to gain firsthand insight into the
economic,   political  and  social  trends  that  affect  investments  in  those countries. The portfolio managers strive to keep the Fund well diversified across individual stocks, industries and countries to reduce its overall risk.

Risks  [clipart]

By investing in stocks, the Fund may expose you to certain risks that could cause you to lose money, particularly a sudden decline in a holding's share price or an overall decline in a stock market. In addition, the risks of investing in emerging markets are considerable. Emerging stock markets tend to be much more volatile than the U.S. market due to the relative immaturity, and occasional instability, of their political and economic systems. In the past many emerging markets restricted the flow of money into or out of their stock markets, and some continue to impose restrictions on foreign investors. These markets tend to be less liquid and offer less regulatory protection for investors. The economies of emerging countries may be predominantly based on only a few industries or on revenue from particular commodities, international aid and other assistance. In addition, most of the foreign securities in which the Fund invests are denominated in foreign currencies, whose value may decline against the U.S. dollar.

                                     22====

Past Fund Performance The chart at the left below shows the risks of investing in the Fund and how the Fund's total return has varied from year-to-year. The chart at the right compares the Fund's performance to the most commonly used index for its market segment. Of course, past performance is no guarantee of future results.

[bar chart]

    1993             1994           1995            1996             1997
--------------- --------------- -------------- --------------- ----------------
   58.66%           -7.72%         -9.08%          12.32%           -3.14%

Average Annual Returns through 12/31/97

Emerging Markets Fund                    -3.14%                   7.69%                   6.61%
IFC Global Index                         -14.54%                  6.13%                   3.26%
---------------------------------------------------------------------------------------------------------
                                         1 Year                  5 Years           Inception (3/1/92)

During the five-year period described above in the bar chart, the Fund's best quarter was Q4 1993 (+29.14%) and its worst quarter was Q4 1997 (-17.07%). The Fund's 1998 return through 9/30/98 was -42.54%.

Fees & Expenses  [clipart]

The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund. Montgomery does not impose any front-end or deferred sales loads on this Fund and does not charge shareholders for exchanging shares or reinvesting dividends.

Fund Fees and Expenses

Shareholder Fees (fees paid directly from your investment)
    Redemption Fee                                                                               0.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
    Management Fee                                                                               1.07%
    Distribution/Service (12b-1) Fee                                                             0.00%
    Other Expenses                                                                               0.58%
--------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                             1.65%

Example of Fund expenses: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes a $10,000 initial investment, 5% total return each year and no changes in expenses. This example is for comparison purposes only. It does not necessarily represent the Fund's actual expenses or returns.

 1 Year        3 Years       5 Years         10 Years
-------------------------------------------------------
  $167          $519          $895            $1,947


PORTFOLIO MANAGEMENT [clipart]                         [sidebar]
Josephine  Jimenez,  Bryan Sudweeks,  Frank Chiang,    For financial highlights,
Jesus Duarte, Jose  Fiuza,  Stuart Quint               see page 57
For more  details  see page 45-46.

                                     23====

Emerging Asia Fund | MNEAX

Objective

o Seeks long-term capital appreciation by investing in companies based or operating primarily in developing economies of Asia

[Graphic indicating Montgomery Emerging Asia Fund has a potential risk/reward profile that is far more than that of the S&P 500.] This Fund's potential risk/reward relative to other Montgomery Funds

Strategy [clipart]

The Fund's strategy is to identify potential investments in the Asian markets by conducting in-depth financial reviews and on-site analyses of companies and countries in that region. The Fund invests at least 65% of its total assets in the stocks of companies that are based or operate mainly in developing Asian countries:

 o Bangladesh                         o Indonesia                o South Korea
 o China/Hong Kong                    o Malaysia                 o Sri Lanka
    China/Hong Kong is considered     o Pakistan                 o Taiwan
    to be a single emerging Asian     o The Philippines          o Thailand
    country.                          o Singapore                o Vietnam
 o India

The Fund typically invests in at least three emerging Asia countries at all times, with no more than one-third of its assets in any one country. The two exceptions are China/Hong Kong and Malaysia, where the Fund may invest more than 90% of its assets. Usually, the Fund will not invest in Japan, Australia or New Zealand, but the portfolio manager may choose to do so as a defensive strategy.

The manager frequently travels to the countries in which the Fund invests or may invest to gain firsthand insight into the economic, political and social trends that affect investments in those countries. The portfolio manager strives to keep the Fund diversified across individual stocks and industries to reduce its overall risk.

Risks   [clipart]

By investing in stocks, the Fund may expose you to certain risks that could cause you to lose money, particularly a sudden decline in a holding's share price or an overall decline in a stock market. Also, the Fund's volatility may be magnified by its heavy concentration in emerging Asia markets, particularly China/Hong Kong and Malaysia, as they tend to be much more volatile than the U.S. market due to the relative immaturity and occasional instability. For example, the economies of emerging countries may be predominantly based on only a few industries or on revenue from particular commodities, international aid and other assistance. Some emerging Asia countries, such as Malaysia in 1998, have restricted the flow of money into or out of the country. Emerging markets also tend to be less liquid and offer less regulatory protection for investors. Since mid-1997, Asia has faced serious economic problems and disruptions causing the devastating losses for some investors. Please note that most of the securities in which the Fund invests are denominated in foreign currencies, whose value may decline against the U.S. dollar.

                                     24====

Past Fund Performance The chart at the left below shows the risks of investing in the Fund and how the Fund's total return has varied from year-to-year. The chart at the right compares the Fund's performance to the most commonly used index for its market segment. Of course, past performance is no guarantee of future results.

[bar chart]

       1997
-------------------
     -28.30%

Average Annual Returns through 12/31/97

Emerging Asia Fund                       -28.30%                 -10.71%
MSCI All-Country
Asia Free (ex-Japan) Index               -40.31%                 -32.56%
--------------------------------------------------------------------------------
                                         1 Year            Inception (9/30/96)

During the one-year period described above in the bar chart, the Fund's best quarter was Q2 1997 (+18.87%) and its worst quarter was Q4 1997 (-38.16%). The Fund's 1998 return through 9/30/98 was -36.56%.

Fees & Expenses  [clipart]

The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund. Montgomery does not impose any front-end or deferred sales loads on this Fund and does not charge shareholders for exchanging shares or reinvesting dividends.

Fund Fees and Expenses

Shareholder Fees (fees paid directly from your investment)
    Redemption Fee                                                                               0.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+
    Management Fee                                                                               1.25%
    Distribution/Service (12b-1) Fee                                                             0.00%
    Other Expenses                                                                               1.02%
--------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                             2.27%
    Fee Waiver and/or Expense Reimbursement                                                      0.36%
Net Expenses                                                                                     1.91%

+ Montgomery Asset Management has contractually agreed to reduce its fees and/or absorb expenses to limit the Fund's total annual operating expenses (excluding interest and tax expenses) to 1.90%. This contract has a one-year term, renewable at the end of each fiscal year.

Example of Fund expenses: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes a $10,000 initial investment, 5% total return each year and no changes in expenses. This example is for comparison purposes only. It does not necessarily represent the Fund's actual expenses or returns.

 1 Year        3 Years       5 Years         10 Years
--------------------------------------------------------
  $193          $599         $1,029           $2,223


PORTFOLIO MANAGEMENT  [clipart]                        [sidebar]
Frank Chiang                                           For financial highlights,
For more details see page 45.                          see page 57

                                     25====

Latin America Fund | MNLAX

Objective

o Seeks long-term capital appreciation by investing in companies based in or operating primarily in Latin America

[Graphic indicating Montgomery Latin America Fund has a potential risk/reward profile that is far more than that of the S&P 500.] This Fund's potential risk/reward relative to other Montgomery Funds

Strategy  [clipart]

The Fund's strategy is to identify potential investments by conducting in-depth financial reviews and on-site analyses of the companies and countries in that region. The Fund invests at least 65% of its total assets in the stocks of companies that are located in Mexico, Central America, South America and the Caribbean. The Fund invests in at least three Latin American countries at all times, with no more than 50% of its assets in any one of them. The two exceptions are Brazil and Mexico, which are not subject to this limit.

The manager frequently travels to the countries in which the Fund invests, or may invest, to gain firsthand insight into the economic, political and social trends that affect investments in those countries. These techniques help determine in which stocks and countries the Fund will invest. The portfolio manager strives to keep the Fund well diversified across individual stocks, industries and countries to reduce its overall risk. In managing the Latin America Fund, the portfolio manager is supported by the Emerging Markets team.

Risks  [clipart]

By investing in stocks, the Fund may expose you to certain risks that could cause you to lose money, particularly a sudden decline in a holding's share price or an overall decline in the stock market. In addition, the risks of investing in emerging markets, and especially of concentrated exposure to Latin America, are considerable. Latin American stock markets tend to be much more volatile than the U.S. market due to the relative immaturity, and occasional instability, of their political and economic systems. In the past many Latin American countries restricted the flow of money into or out of their stock markets, and some continue to impose restrictions on foreign investors. These markets tend to be less liquid and offer less regulatory protection for investors. The economies of emerging countries may be predominantly based on only a few industries or on revenue from particular commodities, international aid and other assistance. Please note, most of the securities in which the Fund invests are denominated in foreign currencies, whose value may decline against the U.S. dollar. Investors should also note the particular risks of investing in Brazil and Mexico (which include government controls and currency devaluations), because the Fund may place, respectively, up to 75% and 67% of its assets in these countries. The risks peculiar to Brazil and Mexico are discussed in "Additional Investment Strategies and Related Risks" on pages 48-49.

                                     26====

Past Fund Performance The Montgomery Latin America Fund was launched on June 30, 1997. Fund performance results has not been provided because it has not yet been in existence one full calendar year.

Fees & Expenses  [clipart]

The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund. Montgomery does not impose any front-end or deferred sales loads on this fund and does not charge shareholders for exchanging shares or reinvesting dividends.

Fund Fees and Expenses

Shareholder Fees (fees paid directly from your investment)
    Redemption Fee                                                                               0.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+
    Management Fee                                                                               1.25%
    Distribution/Service (12b-1) Fee                                                             0.00%
    Other Expenses                                                                               1.79%
--------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                             3.04%
    Fee Waiver and/or Expense Reimbursement                                                      1.14%
Net Expenses                                                                                     1.90%

+ Montgomery Asset Management has contractually agreed to reduce its fees and/or absorb expenses to limit the Fund's total annual operating expenses (excluding interest and tax expenses) to 1.90%. This contract has a one-year term, renewable at the end of each fiscal year. The actual expenses for the Fund (after reimbursement including interest and tax expenses) were 0.26%.

Example of Fund expenses: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes a $10,000 initial investment, 5% total return each year and no changes in expenses. This example is for comparison purposes only. It does not necessarily represent the Fund's actual expenses or returns.

 1 Year        3 Years       5 Years         10 Years
-------------------------------------------------------
  $192          $595         $1,024           $2,213


PORTFOLIO MANAGEMENT  [clipart]                        [sidebar]
Jesus Duarte                                           For financial highlights,
For more details see page 45                           see page 57

                                     27====

Select 50 Fund | MNSFX

Objective

o Seeks long-term capital appreciation by investing in 10 companies from each of five different investment disciplines, for a total of 50 securities

[Graphic indicating Montgomery Select 50 Fund has a potential risk/reward profile that is a little more than that of the S&P 500.] This Fund's potential risk/reward relative to other Montgomery Funds

Strategy  [clipart]
Five of Montgomery's portfolio management teams each select approximately 10 stocks that they believe may offer the greatest capital appreciation potential from their respective areas of expertise. These currently include:

o U.S. growth                   o U.S. equity income          o Emerging markets
o U.S. emerging growth          o International equity

The result is a concentrated portfolio of at least 50 stocks that is allocated approximately equally among Montgomery's five equity disciplines and is well diversified with typically 60% allotted to U.S. securities of all capitalization ranges and 40% invested internationally. For details about the teams' individual strategies, please see the sections on the Montgomery Growth, U.S. Emerging Growth, Equity Income, International Growth and Emerging Markets Funds in this prospectus.

Risks  [clipart]

By investing in stocks, the Fund may expose you to certain risks that could cause you to lose money, particularly a sudden decline in a holding's share price or an overall decline in the stock market. Although the Select 50 Fund diversifies its assets across different industries, market segments and countries, it typically invests in just 50 securities. As a result, the value of shares in the Fund may vary more than those of mutual funds investing in a greater number of securities.

In addition, the Fund invests in companies in emerging and developed foreign markets (each typically 20%), which may expose it to additional risks. Foreign and emerging stock markets tend to be more volatile than the U.S. market due to economic and political instability and regulatory conditions. This risk is heightened in the case of emerging markets because of their relative economic and political immaturity and, in many instances, dependence on only a few industries. They also tend to be less liquid, more volatile, and offer less regulatory protection for investors. Also, most of the securities in which the Fund invests are denominated in foreign currencies, whose value may decline against the U.S. dollar.

The Fund also invests a significant portion of its assets (typically 20%) in smaller companies, which may offer greater capital appreciation potential than larger companies but at potentially greater risk. Smaller companies may have more-limited product lines, markets or financial resources than larger companies, and their securities may trade less frequently and in more-limited volume than those of larger, more mature companies. As a result, small-cap stocks--and therefore the Fund--may fluctuate significantly more in value than larger-cap stocks and funds that focus exclusively on them.

                                     28====

Past Fund Performance The chart at the left below shows the risks of investing in the Fund and how the Fund's total return has varied from year-to-year. The chart at the right compares the Fund's performance to the most commonly used index for its market segment. Of course, past performance is no guarantee of future results.

[bar chart]

       1996               1997
------------------- -----------------
      20.46%             29.27%

Average Annual Returns through 12/31/97

Select 50 Fund                           29.27%                   30.01%
S&P 500 Index                            33.35%                   27.85%*
--------------------------------------------------------------------------------
*calculated since 9/30/95                1 Year            Inception (10/2/95)

During the two-year period described above in the bar chart, the Fund's best quarter was Q2 1997 (+18.82%) and its worst quarter was Q4 1997 (-8.31%). The Fund's 1998 return through 9/30/98 was -7.59%.

Fees & Expenses  [clipart]

The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund. Montgomery does not impose any front-end or deferred sales loads and does not charge shareholders for exchanging shares or reinvesting dividends.

Fund Fees and Expenses

Shareholder Fees (fees paid directly from your investment)
    Redemption Fee                                                                               0.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+
    Management Fee                                                                               1.23%
    Distribution/Service (12b-1) Fee                                                             0.00%
    Other Expenses                                                                               0.58%
--------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                             1.81%

+ Montgomery Asset Management has contractually agreed to reduce its fees and/or absorb expenses to limit the Fund's total annual operating expenses (excluding interest and tax expenses) to 1.80%. This contract has a one-year term, renewable at the end of each fiscal year.

Example of Fund expenses: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes a $10,000 initial investment, 5% total return each year and no changes in expenses. This example is for comparison purposes only. It does not necessarily represent the Fund's actual expenses or returns.

 1 Year        3 Years       5 Years         10 Years
-------------------------------------------------------
  $183          $568          $977            $2,118


PORTFOLIO MANAGEMENT (Fund Oversight)  [clipart]       [sidebar]
Kevin Hamilton (Fund Oversight)                        For financial highlights,
For more details see page 46.                          see page 58

                                     29====

U.S. Asset Allocation Fund | MNAAX

Objective

o Seeks to provide shareholders with high total return (consisting of both capital appreciation and income) while also seeking to reduce risk by actively allocating its assets among stocks, bonds and money market securities

[Graphic indicating Montgomery U.S. Asset Allocation Fund has a potential risk /reward profile that is a little less than that of the S&P 500.] This Fund's potential risk/reward relative to other Montgomery Funds

Strategy  [clipart]

As a "fund-of-funds," the Montgomery U.S. Asset Allocation Fund currently invests its assets in three underlying Montgomery Funds:

o    Montgomery  Growth Fund, for U.S. equity exposure

o    Montgomery  Total  Return Bond Fund,  for U.S.  bond  exposure

o    Montgomery Government Reserve Fund (a money market fund), for cash exposure

The Fund's strategy is to analyze various market factors, including relative risk and return, using a proprietary computer program to help the portfolio manager determine what he believes is an optimal asset allocation among stocks, bonds and cash.

The Fund's total equity and bond exposure may both range from 20 to 80% of its assets. It may invest anywhere from 0 to 50% of its assets in a Montgomery Money Market Fund. At times, the Fund may invest in other Montgomery Funds that have similar investment exposure to the Funds listed above.

The Fund's portfolio manager regularly adjusts the proportion of assets allotted to the underlying portfolios in response to changing market conditions.

Risks   [clipart]

By investing a substantial portion of its assets in stock and bond mutual funds, the Fund may expose you to certain risks that could cause you to lose money. The value of the Fund's investments in the Montgomery Growth Fund, like investments in any stock fund, will fluctuate on a daily basis with movements in the stock market, as well as in response to the activities of the individual companies in which the Montgomery Growth Fund invests. The value of the Fund's investment in the Total Return Bond Fund will fluctuate along with interest rates. When interest rates rise, a bond's market price generally declines. When interest rates fall, the bond's price usually increases. In addition, if the manager does not accurately predict changing market conditions and other economic factors, the Fund's assets might be allocated in a manner that is disadvantageous to you.

                                     30====

Past Fund Performance The chart at the left below shows the risks of investing in the Fund and how the Fund's total return has varied from year-to-year. The chart at the right compares the Fund's performance to the most commonly used index for its market segment. Of course, past performance is no guarantee of future results.

[bar chart]

       1995               1996             1997
------------------- ----------------- ----------------
      32.61%             12.85%           19.01%

Average Annual Returns through 12/31/97

U.S. Asset Allocation Fund               19.01%                  22.39%
S&P 500 Index                            33.35%                  25.93%
Lehman Brothers Aggregate Bond
Index                                     9.65%                   8.23%
--------------------------------------------------------------------------------
                                         1 Year            Inception (3/31/94)

During the three-year period described above in the bar chart, the Fund's best quarter was Q2 1997 (+11.94%) and its worst quarter was Q4 1997 (-1.51%). The Fund's 1998 return through 9/30/98 was -0.72%.

Fees & Expenses   [clipart]

The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund. Montgomery does not impose any front-end or deferred sales loads on this fund and does not charge shareholders for exchanging shares or reinvesting dividends.

Fund Fees and Expenses

Shareholder Fees (fees paid directly from your investment)
    Redemption Fee                                                                               0.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+
    Management Fee                                                                               0.00%
    Distribution/Service (12b-1) Fee                                                             0.00%
    Other Expenses
       Top Fund Expenses                                                                         0.31%
       Underlying Fund Expenses                                                                  1.25%
--------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                             1.56%
    Fee Waiver and/or Expense Reimbursement                                                      0.26%
Net Expenses                                                                                     1.30%

+ In addition to the 0.31% total operating expenses of the Fund, a shareholder also indirectly bears the Fund's pro rata share of the fees and expenses incurred by each underlying Fund. The total expense ratio before reimbursement, including indirect expenses for the fiscal year ended June 30, 1998, was 1.56%, calculated based on the Fund's total operating expense ratio (0.31%) plus a weighted average of the expense ratios of its underlying Funds (1.25%). Montgomery has contractually agreed to reduce its fees and/or absorb expenses to limit the Fund's total annual operating expenses (excluding interest and tax expenses) to 1.30% (including the expenses of the underlying Funds). This contract has a one-year term, renewable at the end of each fiscal year.

Example of Fund expenses: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes a $10,000 initial investment, 5% total return each year and no changes in expenses. This example is for comparison purposes only. It does not necessarily represent the Fund's actual expenses or returns.

 1 Year        3 Years       5 Years         10 Years
-------------------------------------------------------
  $132          $411          $711            $1,563


PORTFOLIO MANAGEMENT (Asset Allocation) [clipart]      [sidebar]
Kevin Hamilton                                         For financial highlights,
For more details see page 46.                          see page 58

                                     31====

Total Return Bond Fund | MNTRX

Objective

o    Seeks  maximum   total  return   consisting  of  both  income  and  capital
     appreciation, while striving to preserve shareholders' initial investment (principal) by investing in investment-grade bonds

[Graphic   indicating   Montgomery  Total  Return  Bond  Fund  has  a  potential
risk/reward profile that is much less than that of the S&P 500.] This Fund's potential risk/reward relative to other Montgomery Funds

Strategy  [clipart]

The Fund invests at least 65% of its total assets in a broad range of investment-grade bonds, including U.S. government securities, corporate bonds, mortgage-related securities, asset-backed securities--bonds backed by the income stream from sources such as car loans or credit-card payments--and money market securities. Investment-grade bonds are those rated within the four highest grades by rating agencies such as Standard & Poor's (at least BBB), Moody's (at least Baa) or Fitch (at least BBB). From time to time the Fund may also invest in unrated bonds that the portfolio manager believes are comparable to investment-grade securities.

The Fund may include bonds of any maturity, but generally the portfolio's overall interest rate sensitivity--duration--ranges between four and five-and-a-half years. Typically, a lower duration means that the bond or portfolio has less sensitivity to interest rates. The Fund invests in bonds that the portfolio manager believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity.

Risks  [clipart]

By investing in bonds, the Fund may expose you to certain risks that could cause you to lose money. As with most bond funds, the value of shares in the Montgomery Total Return Bond Fund will fluctuate along with interest rates. When interest rates rise, a bond's market price generally declines. When interest rates fall, the bond's price usually increases. A fund, such as this one, which invests most of its assets in bonds, will behave largely the same way. As a result, the Fund is not appropriate for investors whose primary investment objective is absolute principal stability. The Montgomery Total Return Bond Fund is not a money market fund.

                                     32====

Past Fund Performance The Montgomery Total Return Bond Fund was launched on June 30, 1997. Fund performance results have not been provided because it has not yet been in existence for a full calendar year.

Fees & Expenses  [clipart]

The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund. Montgomery does not impose any front-end or deferred sales loads on this fund and does not charge shareholders for exchanging shares or reinvesting dividends.

Fund Fees and Expenses

Shareholder Fees (fees paid directly from your investment)
    Redemption Fee                                                                               0.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+
    Management Fee                                                                               0.50%
    Distribution/Service (12b-1) Fee                                                             0.00%
    Other Expenses                                                                               0.84%
--------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                             1.34%
    Fee Waiver and/or Expense Reimbursement                                                      0.05%
Net Expenses                                                                                     1.29%

+ Montgomery Asset Management has contractually agreed to reduce its fees and/or absorb expenses to limit the Fund's total annual operating expenses (excluding interest and tax expenses) to 0.70%. This contract has a one-year term, renewable at the end of each fiscal year.

Example of Fund expenses: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes a $10,000 initial investment, 5% total return each year and no changes in expenses. This example is for comparison purposes only. It does not necessarily represent the Fund's actual expenses or returns.

 1 Year        3 Years       5 Years         10 Years
-------------------------------------------------------
  $131          $408          $706            $1,551

PORTFOLIO MANAGEMENT [clipart]                         [sidebar]
William Stevens                                        For financial highlights,
For more details see page 46.                          see page 59

                                     33====

Short Duration Government Bond Fund | MNSGX

Objective

o    Seeks  maximum   total  return   consisting  of  both  income  and  capital
     appreciation, while striving to preserve shareholders' initial investment (principal) by investing in short-term U.S. government securities.

[Graphic indicating Montgomery Short Duration Government Bond Fund has a potential risk/reward profile that is far less than that of the S&P 500.] This Fund's potential risk/reward relative to other Montgomery Funds

Strategy  [clipart]

The Fund invests at least 65% of its total assets in short-term U.S. government securities, which may include Treasuries in addition to bonds and notes issued by government agencies such as the Federal Home Loan Bank, Government National Mortgage Association (GNMA or "Ginnie Mae"), Federal National Mortgage Association (FNMA or "Fannie Mae") and Student Loan Marketing Association (SLMA or "Sallie Mae").

The Fund may purchase bonds of any maturity, but generally the portfolio's overall interest rate sensitivity--effective duration--is comparable to that of a three-year U.S. Treasury note. Typically, a lower duration means that the bond or portfolio has less sensitivity to interest rates. The Fund invests in bonds that the portfolio manager believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity.

Risks  [clipart]

By investing in bonds, the Fund may expose you to certain risks that could cause you to lose money. As with most bond funds, the value of shares in the Montgomery Short Duration Government Bond Fund will fluctuate along with interest rates. When interest rates rise, a bond's market price generally declines. When interest rates fall, the bond's price usually increases. A fund such as this one, which invests most of its assets in bonds will behave largely the same way. As a result, the Fund is not appropriate for investors whose primary investment objective is absolute principal stability. The Montgomery Short Duration Government Bond Fund is not a money market fund.

                                     34====

Past Fund Performance The chart at the left below shows the risks of investing in the Fund and how the Fund's total return has varied from year-to-year. The chart at the right compares the Fund's performance to the most commonly used index for its market segment. Of course, past performance is no guarantee of future results.

[bar chart]

    1993             1994            1995         1996           1997
---------------- -------------- ------------- -------------- -------------
    8.09%            1.13%          11.51%        5.14%          6.97%

Average Annual Returns through 12/31/97

Short Duration Gov't Bond Fund                       6.97%           6.51%                6.56%
Lehman Brothers Gov't. Bond 1-3 Yr. Index
(calculated from 12/31/98)                           6.65%           5.65%                5.64%
---------------------------------------------------------------------------------------------------------
                                                    1 Year          5 Years       Inception (12/18/92)

During the five-year period described above in the bar chart, the Fund's best quarter was Q1 1995 (+3.39%) and its worst quarter was Q1 1994 (-0.23%). The Fund's 1998 return through 9/30/98 was +6.75%.

Fees & Expenses  [clipart]

The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund. Montgomery does not impose any front-end or deferred sales loads on this fund and does not charge shareholders for exchanging shares or reinvesting dividends.

Fund Fees and Expenses

Shareholder Fees (fees paid directly from your investment)
    Redemption Fee                                                                               0.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+
    Management Fee                                                                               0.50%
    Distribution/Service (12b-1) Fee                                                             0.00%
    Other Expenses                                                                               1.23%
--------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                             1.73%
    Fee Waiver and/or Expense Reimbursement                                                      0.58%
Net Expenses                                                                                     1.15%

+ Montgomery Asset Management has contractually agreed to reduce its fees and/or absorb expenses to limit the Fund's total annual operating expenses (excluding interest and tax expenses) to 0.70%. This contract has a one-year term, renewable at the end of each fiscal year.

Example of Fund expenses: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes a $10,000 initial investment, 5% total return each year and no changes in expenses. This example is for comparison purposes only. It does not necessarily represent the Fund's actual expenses or returns.

 1 Year        3 Years       5 Years         10 Years
-------------------------------------------------------
  $117          $365          $632            $1,393

PORTFOLIO MANAGEMENT [clipart]                         [sidebar]
William Stevens                                        For financial highlights,
For more details see page 46.                          see page 59

                                     35====

Government Reserve Fund | MNGXX

Objective

o Money Market Fund: Seeks to provide shareholders with current income consistent with liquidity and preservation of capital by investing in short-term U.S. government securities

[Graphic  indicating   Montgomery   Government  Reserve  Fund  has  a  potential
risk/reward profile that is far less than that of the S&P 500.] This Fund's potential risk/reward relative to other Montgomery Funds

Strategy  [clipart]

The Fund invests exclusively in short-term U.S. government securities, which may include bills, notes and bonds issued by government agencies such as the Federal Home Loan Bank, Federal National Mortgage Association (FNMA or "Fannie Mae") and Student Loan Marketing Association (SLMA or "Sallie Mae"), and in repurchase agreements for U.S. Government securities and similar money market funds.

The Fund invests in short-term U.S. government securities that the portfolio manager believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity.

Risks  [clipart]

Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in this Fund. Also a decline in short-term interest rates would lower the Fund's yield and the return on your investment. An investment in The Montgomery Government Reserve Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

                                     36====

Past Fund Performance The chart at the left below shows the risks of investing in the Fund and how the Fund's total return has varied from year-to-year. The chart at the right compares the Fund's performance to the most commonly used index for its market segment. Of course, past performance is no guarantee of future results.

[bar chart]

     1993             1994             1995            1996           1997
----------------- --------------- -------------- --------------- --------------
    2.83%            3.78%             5.54%           5.04%          5.16%

Call (800) 572-FUND [3863] between 5 A.M. and 5 P.M. Pacific time for the current yield.

Average Annual Returns through 12/3/97

    5.16%                  4.40%                    5.32%
----------------- ------------------------ ----------------------------
  One year            Inception 9/14/92    7-day yield as of 12/31/97

During the five-year period described above in the bar chart, the Fund's best quarter was Q2 1995 (+1.39%) and its worst quarters were Q3 & Q4 1993 (+0.68%). The Fund's 1998 return through 9/30/98 was 3.91%.

Fees & Expenses  [clipart]

The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund. Montgomery does not impose any front-end or deferred sales loads on this fund and does not charge shareholders for exchanging shares or reinvesting dividends.

Fund Fees and Expenses

Shareholder Fees (fees paid directly from your investment)
    Redemption Fee                                                                               0.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
    Management Fee                                                                               0.30%
    Distribution/Service (12b-1) Fee                                                             0.00%
    Other Expenses                                                                               0.23%
--------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                             0.53%

Example of Fund expenses: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes a $10,000 initial investment, 5% total return each year and no changes in expenses. This example is for comparison purposes only. It does not necessarily represent the Fund's actual expenses or returns.

 1 Year        3 Years       5 Years         10 Years
-------------------------------------------------------
   $54          $170          $296             $664


PORTFOLIO MANAGEMENT [clipart]                         [sidebar]
William Stevens                                        For financial highlights,
For more details see page 46.                          see page 60

                                     37====

Federal Tax-Free Money Fund | MFFXX

Objective

o Money Market Fund: Seeks to provide shareholders with current income consistent with liquidity and preservation of capital by investing in short-term municipal bonds

[Graphic indicating Montgomery Federal Tax-Free Money Fund has a potential risk/reward profile that is far less than that of the S&P 500.] This Fund's potential risk/reward relative to other Montgomery Funds

Strategy  [clipart]

The Fund invests at least 80% of its net assets in short-term, high-quality municipal bonds and notes. High-quality bonds are those rated within the two highest short-term grades by rating agencies such as Standard & Poor's (at least
AA), Moody's (at least Aa) or Fitch (at least AA). The Fund may also invest in unrated bonds that the portfolio manager believes are comparable to high-quality bonds and notes.

The Fund invests in short-term municipal bonds that the portfolio manager believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity. The portfolio manager strives to diversify the portfolio across bonds from several different states, sectors and issuers.

Risks  [clipart]

Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in this Fund. Also, a decline in short-term interest rates would lower the Fund's yield and the return on your investment. An investment in the Montgomery Federal Tax-Free Money Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund's objective is to provide income exempt from federal income taxes, but some of its income may be subject to the alternative minimum tax.

                                     38====

Past Fund Performance The chart at the left below shows the risks of investing in the Fund and how the Fund's total return has varied from year-to-year. The chart at the right compares the Fund's performance to the most commonly used index for its market segment. Of course, past performance is no guarantee of future results.

[bar chart]

      1997
-------------------
      3.18%


      3.18%                      3.32%                       3.47%
------------------- ------------------------------ --------------------------
     One year             Inception 9/14/92        7-day yield as of 12/31/97

During the one-year period described above in the bar chart, the Fund's best quarter was Q2 1997 (+0.81%) and its worst quarter was Q1 1997 (+0.75%). The Fund's 1998 return through 9/30/98 was +2.29%.

[sidebar] Call (800) 572-FUND [3863] between 6 a.m. and 5 p.m. PACIFIC TIME for the current yield.

Fees & Expenses  [clipart]

The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund. Montgomery does not impose any front-end or deferred sales loads on this fund and does not charge shareholders for exchanging shares or reinvesting dividends.

Fund Fees and Expenses

Shareholder Fees (fees paid directly from your investment)
    Redemption Fee                                                                               0.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+
    Management Fee                                                                               0.40%
    Distribution/Service (12b-1) Fee                                                             0.00%
    Other Expenses                                                                               0.41%
--------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                             0.81%
    Fee Waiver and/or Expense Reimbursement                                                      0.21%
Net Expenses                                                                                     0.60%

+ Montgomery Asset Management has contractually agreed to reduce its fees and/or absorb expenses to limit the Fund's total annual operating expenses (excluding interest and tax expenses) to 0.60%. This contract has a one-year term, renewable at the end of each fiscal year.

Example of Fund expenses: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes a $10,000 initial investment, 5% total return each year and no changes in expenses. This example is for comparison purposes only. It does not necessarily represent the Fund's actual expenses or returns.

 1 Year        3 Years       5 Years         10 Years
-------------------------------------------------------
   $61          $192          $334             $749


PORTFOLIO MANAGEMENT [clipart]                         [sidebar]
William Stevens                                        For financial highlights,
For more details see page 46.                          see page 60

                                     39====

California Tax-Free Intermediate Bond Fund | MNCTX

Objective

o Seeks to provide shareholders with maximum income exempt from federal and California state personal income taxes, while striving to preserve shareholders' initial investment (principal) by investing in intermediate-maturity California municipal bonds

[Graphic indicating Montgomery California Tax-Free Intermediate Bond Fund has a potential risk/reward profile that is much less than that of the S&P 500.] This Fund's potential risk/reward relative to other Montgomery Funds

Strategy  [clipart]

The Fund invests at least 80% of its net assets in intermediate-term, high-quality California municipal bonds. High-quality bonds are those rated within the four highest grades by rating agencies such as Standard & Poor's (at least BBB), Moody's (at least Baa) or Fitch (at least BBB). From time to time the Fund may also invest in unrated bonds that the portfolio manager believes are comparable to investment-grade securities.

The Fund may purchase bonds of any maturity, but generally the portfolio's average dollar-weighted maturity ranges from 5 to 10 years. The Fund's portfolio managers invest in California municipal bonds that offer attractive yields and are considered to be under-valued relative to issues of similar credit quality and interest rate sensitivity. Although the Fund concentrates its assets in California municipal bonds, the portfolio manager strives to diversify the portfolio across sectors and issuers within that market.

Risks  [clipart]

By investing in bonds, the Fund may expose you to certain risks that could cause you to lose money. As with most bond funds, the value of shares in the Montgomery California Tax-Free Intermediate Bond Fund will fluctuate along with interest rates. When interest rates rise, a bond's market price generally declines. When interest rates fall, a bond's price usually increases. A fund such as this one, which invests most of its assets in bonds, will behave largely the same way. As a result, the Fund is not appropriate for investors whose primary investment objective is absolute principal stability. The Montgomery California Tax-Free Intermediate Bond Fund is not a money market fund.

The Fund's concentration in California municipal bonds may expose shareholders to additional risks. In particular, the Fund will be vulnerable to any development in California's economy that may weaken or jeopardize the ability of California municipal-bond issuers to pay interest and principal on their bonds. As a result, the Fund's shares may fluctuate more widely in value than those of a fund investing in municipal bonds from a number of different states. The Fund's objective is to provide income exempt from federal and California state personal income taxes, but some of its income may be subject to the alternative minimum tax.

                                     40====

Past Fund Performance The chart at the left below shows the risks of investing in the Fund and how the Fund's total return has varied from year-to-year. The chart at the right compares the Fund's performance to the most commonly used index for its market segment. Of course, past performance is no guarantee of future results.

[bar chart]

      1994               1995             1996              1997
------------------- ----------------- ---------------- -----------------
      0.05%              11.41%            4.51%            7.50%

Average Annual Returns through 12/31/97

CA Tax-Free Intermediate Bond Fund                               7.50%             5.67%
Merrill Lynch CA Municipal Intermediate Bond Index               6.55%             4.73%*
-------------------------------------------------------------------------------------------------

*calculated from 6/30/93                                         1 Year     Inception (7/1/93)


During the four-year period described above in the bar chart, the Fund's best quarter was Q1 1995 (+3.37%) and its worst quarter was Q1 1994 (-1.43%). The Fund's 1998 return through 9/30/98 was 5.66%.

Fees & Expenses  [clipart]

The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund. Montgomery does not impose any front-end or deferred sales loads on this fund and does not charge shareholders for exchanging shares or reinvesting dividends.

Fund Fees and Expenses

Shareholder Fees (fees paid directly from your investment)
    Redemption Fee                                                                               0.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+
    Management Fee                                                                               0.50%
    Distribution/Service (12b-1) Fee                                                             0.00%
    Other Expenses                                                                               0.69%
--------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                             1.19%
    Fee Waiver and/or Expense Reimbursement                                                      0.49%
Net Expenses                                                                                     0.70%

+ Montgomery Asset Management has contractually agreed to reduce its fees and/or absorb expenses to limit the Fund's total annual operating expenses (excluding interest and tax expenses) to 0.70%. This contract has a one-year term, renewable at the end of each fiscal year. The actual expenses for the Fund (after reimbursement including interest and tax expenses) were 0.69%.

Example of Fund expenses: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes a $10,000 initial investment, 5% total return each year and no changes in expenses. This example is for comparison purposes only. It does not necessarily represent the Fund's actual expenses or returns.

 1 Year        3 Years       5 Years         10 Years
-------------------------------------------------------
   $71          $223          $389             $869

PORTFOLIO MANAGEMENT [clipart]                         [sidebar]
William Stevens                                        For financial highlights,
For more details see page 46.                          see page 61

                                     41====

California Tax-Free Money Fund | MCFXX

Objective

o Money Market Fund: Seeks to provide shareholders with current income exempt from federal income taxes consistent with liquidity and preservation of capital by investing in short-term California municipal bonds

[Graphic indicating Montgomery California Tax-Free Money Fund has a potential risk/reward profile that is far less than that of the S&P 500.] This Fund's potential risk/reward relative to other Montgomery Funds

Strategy  [clipart]

The Fund invests at least 80% of its net assets in short-term, high-quality municipal bonds and notes, and at least 65% of its total assets in debt securities, the interest from which is expected to be exempt from California personal income taxes. High quality bonds are those rated within the two highest grades by rating agencies such as Standard & Poor's (at least AA), Moody's (at least Aa) or Fitch (at least AA). From time to time the Fund may also invest in unrated bonds that the portfolio manager believes are comparable to high-quality bonds and notes.

The Fund focuses its investments in short-term California municipal bonds that offer attractive yields and are considered to be undervalued relative to issues of similar credit quality and interest rate sensitivity. Although the Fund concentrates its assets in California municipal bonds, its portfolio manager strives to diversify the portfolio across sectors and issuers within that market.

Risks  [clipart]

Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in this Fund. Also, a short-term decline in interest rates may lower the Fund's yield and the return on your investment. An investment in The Montgomery California Tax-Free Money Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation
(FDIC) or any other government agency.

The Fund's concentration in California municipal bonds may expose shareholders to additional risks. In particular, the Fund will be vulnerable to any development in California's economy that may weaken or jeopardize the ability of California municipal-bond issuers to pay interest and principal on their bonds. Although the Fund's objective is to provide income exempt from federal and California State personal income taxes, some of its income may be subject to the alternative minimum tax.

                                     42====

Past Fund Performance The chart at the left below shows the risks of investing in the Fund and how the Fund's total return has varied from year-to-year. The chart at the right shows the Fund's seven-day yield as of 12/31/97. Yield will fluctuate.

[bar chart]

       1995               1996             1997
------------------- ----------------- ----------------
      3.36%              2.90%             3.03%

Call (800) 572-FUND [3863] between 5 A.M.. AND 5 P.M. Pacific time for the current yield.

       3.03%                     3.14%                      3.39%
--------------------- ------------------------- --------------------------------
      One year            Inception 9/14/92        7-day yield as of 12/31/97

During the three-year period described above in the bar chart, the Fund's best quarter was Q1 1995 (+0.87%) and its worst quarter was Q1 1996 (+0.69%). The Fund's 1998 return through 9/30/98 was +2.17%.

Fees & Expenses  [clipart]

The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund. Montgomery does not impose any front-end or deferred sales loads on this Fund and does not charge shareholders for exchanging shares or reinvesting dividends.

Fund Fees and Expenses

Shareholder Fees (fees paid directly from your investment)
    Redemption Fee                                                                               0.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+
    Management Fee                                                                               0.40%
    Distribution/Service (12b-1) Fee                                                             0.00%
Other Expenses                                                                                   0.28%
--------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                             0.68%
    Fee Waiver and/or Expense Reimbursement                                                      0.08%
Net Expenses                                                                                     0.60%

+ Montgomery Asset Management has contractually agreed to reduce its fees and/or absorb expenses to limit the Fund's total annual operating expenses (excluding interest and tax expenses) to 0.60%. This contract has a one-year term, renewable at the end of each fiscal year. The actual expenses for the Fund (after reimbursement including interest and tax expenses) were 0.58%.

Example of Fund expenses: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes a $10,000 initial investment, 5% total return each year and no changes in expenses. This example is for comparison purposes only. It does not necessarily represent the Fund's actual expenses or returns.

 1 Year        3 Years       5 Years         10 Years
--------------------------------------------------------
   $61          $192          $334             $749


PORTFOLIO MANAGEMENT [clipart]                         [sidebar]
William Stevens                                        For financial highlights,
For more details see page 46.                          see page 61

                                     43====

PORTFOLIO MANAGEMENT

The investment manager of the Montgomery Funds is Montgomery Asset Management, LLC. Founded in 1990, Montgomery Asset Management is a subsidiary of Commerzbank AG, one of the largest publicly held commercial banks in Germany. As of June 30, 1998, Montgomery Asset Management managed approximately $5.5 billion on behalf of some 300,000 investors in The Montgomery Funds.

U.S. Equity Funds

[photo] ROGER HONOUR,  senior portfolio  manager of the Montgomery Growth (since
1993), Small Cap Opportunities (since 1995) and U.S. Emerging Growth Funds (since 1994). Prior to joining Montgomery in June 1993, Roger Honour was a vice president and portfolio manager at Twentieth Century Investors in Kansas City, Missouri. From 1990 to 1992, he served as vice president and portfolio manager at Alliance Capital Management.

[photo] BRADFORD KIDWELL, portfolio manager of the Montgomery Small Cap Fund (since 1991). Prior to joining Montgomery in 1991, Bradford Kidwell was the sole general partner and portfolio manager of Oasis Financial Partners. From 1987 to 1989, he covered the savings and loan industry for Dean Witter Reynolds.

[photo] WILLIAM KING, CFA, senior portfolio manager of the Montgomery Equity Income Fund (since 1994). Before joining Montgomery in 1994, Bill King gained analytical and portfolio management experience at Merus Capital Management. Previously, he was a financial analyst/manager for SEI and a division controller and financial analyst for Kaiser Aluminum and Kaiser Industries.

[photo] KATHRYN PETERS,  portfolio manager of the Montgomery Growth Funds (since
1995), Small Cap Opportunities (since 1995) and U.S. Emerging Growth Funds (since 1996). Kathy Peters joined Montgomery in 1995. From 1992 to 1995, she was an associate in the investment banking division of Donaldson, Lufkin & Jenrette in New York. Prior to that she analyzed mezzanine investments for Barclays de Zoete Wedd.

[photo] JEROME "CAM" PHILPOTT, CFA, portfolio manager of the Montgomery Small Cap Fund (since 1991). Before joining Montgomery in 1991, Cam Philpott was a securities analyst with Boettcher & Company in Denver.

[photo] ANDREW PRATT,  CFA,  portfolio  manager of the Montgomery  Growth (since
1993), Small Cap Opportunities (since 1995), and U.S. Emerging Growth Funds (since 1994). Andrew Pratt joined Montgomery in 1993 from Hewlett-Packard Company, where, as an equity analyst, he managed a portfolio of small-cap technology companies and researched private placement and venture capital investments.

                                     44====

[photo] STUART ROBERTS, senior portfolio manager of the Montgomery Small Cap Fund (since 1990). Stuart Roberts has specialized in small-cap investing since 1993. Prior to joining Montgomery in 1990, he was a portfolio manager and analyst at Founders Asset Management in Denver, where he managed three growth-oriented mutual funds.

International and Global Equity Funds

[photo]  JOHN  BOICH,   CFA,   senior   portfolio   manager  of  the  Montgomery
International Growth (since 1995), International Small Cap (since 1993) and Global Opportunities Funds (since 1993). John Boich joined Montgomery in 1993. From 1990 to 1993, John Boich was a vice president and portfolio manager at The Boston Company Institutional Investors, Inc. From 1989 to 1990, he was co-founder and co-manager of The Common Goal World Fund, a global equity partnership.

[photo] OSCAR CASTRO, CFA, senior portfolio manager of the Montgomery International Growth (since 1995), Global Opportunities (since 1993) and Global Communications Funds (since 1993). Oscar Castro joined Montgomery in 1993. From 1991 to 1993 he was a vice president and portfolio manager at G.T. Capital Management, Inc. From 1989 to 1990, he was co-founder and co-manager of The Common Goal World Fund, a global equity partnership.

[photo] FRANK CHIANG,  portfolio manager of the Montgomery  Emerging Asia (since
1996) and Emerging Markets Funds (since 1996). Frank Chiang joined Montgomery in 1996. From 1993 to 1996, he was a portfolio manager and managing director at TCW Asia Ltd. in Hong Kong. Prior to that he was associate director and portfolio manager at Wardley Investment Services, Hong Kong.

[photo] JESUS ISIDORO DUARTE, portfolio manager of the Montgomery Latin America (since 1997) and Emerging Markets Funds (since 1997). Prior to joining Montgomery in 1997, Jesus Duarte was a director and vice president at Latinvest, where he was responsible for research and portfolio management for the firm's Latin American funds. Previous to Latinvest, Mr. Duarte worked at W.I. Carr in Tokyo as a securities analyst of Japanese equities.

                                     45====

[photo] JOSE DE GUSMAO FIUZA, portfolio manager of the Montgomery Emerging Markets Fund (since 1996). Jose Fiuza began his investment career in 1987 covering the Portuguese market at Banco Portugues do Atlantico. He then moved to Banco Espirito Santo, Schroder Securities (as manager) and Carnegie International (as managing director). Mr. Fiuza joined Montgomery in 1995.

[photo] JOSEPHINE JIMENEZ, CFA, senior portfolio manager of the Montgomery Emerging Markets Fund (since 1992). Before joining the Montgomery in 1991, Josephine Jimenez worked at Emerging Markets Investors Corp./Emerging Markets Management in Washington, D.C., as a senior analyst and portfolio manager. The research and analysis methods she helped develop--including a proprietary stock valuation model for hyperinflationary economies--are the foundation of her investment strategy.

[photo] STUART PATTERSON QUINT, CFA, portfolio manager of the Montgomery Emerging Markets Fund (since 1997). Stuart Quint joined Montgomery from Sanford
C. Bernstein & Company, where he was a research associate for the U.S. financial services industry.

[photo] BRYAN SUDWEEKS, PH.D., CFA, senior portfolio manager of the Montgomery Emerging Markets Fund (since 1992). Before joining Montgomery in 1991, Bryan Sudweeks was a senior analyst and portfolio manager at Emerging Markets Investors Corp./Emerging Markets Management in Washington, D.C. Prior to that he was a professor of international finance and investments at George Washington University.

Multi-Strategy Funds

[photo] KEVIN HAMILTON, CFA, chair of Montgomery Asset Management's Investment Oversight Committee. Kevin Hamilton coordinates and oversees the investment decisions of Montgomery's portfolio management teams. He is responsible for allocating assets among the underlying funds of the Montgomery U.S. Asset Allocation Fund (since 1994) and also has oversight responsibilities for the Montgomery Select 50 Fund (since 1995). Prior to joining Montgomery Asset
Management in 1991, he was a senior vice president and portfolio manager at Analytic Investment Management.

U.S. Fixed-Income and Money Market Funds

[photo] WILLIAM STEVENS, senior portfolio manager of the Montgomery Fixed-Income Funds (since 1992). Prior to joining Montgomery in 1992, Bill Stevens worked at Barclays de Zoete Wedd Securities, where he started its collateralized mortgage obligation (CMO) and asset-backed securities trading. From 1990 to 1991, Mr. Stevens traded stripped mortgage securities and mortgage-related interest rate swaps for the First Boston Company.

                                     46====

Management Fees

The table below shows the management fee rate paid to Montgomery Asset Management over the last fiscal year.

FUND                                                                 ANNUAL RATE
--------------------------------------------------------------------------------
U.S. Equity Funds
     Montgomery Growth Fund                                             0.91%
     Montgomery Small Cap Opportunities Fund                            1.10%
     Montgomery Small Cap Fund (closed to new investors)                1.00%
     Montgomery U.S. Emerging Growth Fund                               1.33%
     Montgomery Equity Income Fund                                      0.39%

International and Global Equity Funds
     Montgomery International Growth Fund                               1.06%
     Montgomery International Small Cap Fund                            1.29%
     Montgomery Global Opportunities Fund                               1.26%
     Montgomery Global Communications Fund                              1.33%
     Montgomery Emerging Markets Fund                                   1.06%
     Montgomery Emerging Asia Fund                                      1.12%
     Montgomery Latin America Fund                                      0.00%

Multi-Strategy Funds
     Montgomery Select 50 Fund                                          1.29%
     Montgomery U.S. Asset Allocation Fund                              0.00%

U.S. Fixed-Income and Money Market Funds
     Montgomery Total Return Bond Fund                                  0.45%
     Montgomery Short Duration Government Bond Fund                     0.00%
     Montgomery Government Reserve Fund                                 0.33%
     Montgomery Federal Tax-Free Money Fund                             0.42%
     Montgomery California Tax-Free Intermediate Bond Fund              0.31%
     Montgomery California Tax-Free Money Fund                          0.41%

                                     47====

Additional Investment Strategies and Related Risks

Montgomery Latin America Fund

Because of its geographic concentration in Latin American countries, the Latin American Fund is exposed to certain risks that have been associated with these markets. For example, most of the region's economies have experienced considerable difficulties in the past decade, such as extremely high rates of inflation. This problem, coupled with rapid fluctuation in interest rates, has had negative effects on the economics and securities markets of several Latin American countries and may continue to do so in the future.

In addition, certain Latin American countries are among the world's largest debtors to commercial banks and foreign governments. In the past, some Latin American governments defaulted on their bonds. Should the portfolio manager choose to invest in these bonds, the Fund may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. If a Latin American government or other issuer defaults on this debt, the Fund might not be able to collect its outstanding principal or interest because of Latin America's weak creditors' protection laws.

Despite a trend in Latin America toward less government involvement in business, several governments in the region continue to exercise substantial influence over commerce. In a few cases, the government still owns or controls many companies, including some of the largest enterprises in the country. Future government intervention could have a negative impact on Latin American economies, stock markets and, ultimately, the Fund.

Due to the risks associated with these markets, the Latin America Fund's portfolio manager limits its investment in any one Latin American country to 10 times that country's weighting in a broad-based Latin America stock index. These weightings reflect each stock market's total value (market capitalization) in U.S. dollar terms. The larger a country's market capitalization, the larger its weighting in the index. As of June 30, 1998, the market capitalization of the top five Latin America markets was as follows:

     Country                          Market Capitalization (in US$ millions)
     ------------------------------------------------------------------------
     Brazil                                                    $      143,334
     Mexico                                                    $       96,075
     Chile                                                     $       39,798
     Argentina                                                 $       47,675
     Venezuela                                                 $        4,015

     Source: Datastream Note: Because Latin American stock markets are volatile,
     the  market   capitalizations   shown  above  can  change   frequently  and
     dramatically.

                                     48====

Investors should note the particular risks of investing in Brazil and Mexico, because the Fund may place, respectively, up to 75% and 67% of its assets in these countries. In the past Brazil's government exerted control in foreign investment in the country's stock market and may again do so in the future. The Fund may also be unable to readily exchange Brazilian currency (reals) for U.S. dollars, which could make it more difficult for the portfolio manager to sell a security at an opportune time. Although Brazil's stock market is Latin America's largest (in terms of market capitalization), quite a few of its securities trade infrequently and/or in low volumes.

The Fund's investments in Mexican securities also involve certain risks. As in other Latin American countries, the Mexican government exerted control over the Mexican economy in the past. If the government again intervenes in the economy--especially by exercising control over state-owned enterprises-the Mexican stock market could decline dramatically.

The Euro: Single European Currency

On January 1, 1999, the European Union will introduce a single European currency called the "euro." The first group of countries that will begin to convert their currencies to the euro includes Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. The introduction of the euro causes three primary uncertainties:

o Will the payment and operational systems of banks and other financial institutions be ready by the scheduled launch date?

o After January 1, 1999, what are the legal implications of outstanding financial contracts that refer to currencies that were replaced by the euro?

o How will suitable clearing and settlement payment systems for the euro be developed?

These, and other factors (including political and economic risks), could cause market disruptions before or after the introduction of the euro. We understand that our key service providers are taking steps to address euro-related issues but they have not provided any guarantees.

Defensive Investments

At the discretion of its portfolio manager(s), each Montgomery Fund may invest up to 100% of its assets in cash for temporary defensive purposes. Such as stance may help a Fund minimize or avoid losses during adverse market, economic or political conditions. During such a period, a Fund may not achieve its investment objective. For example, should the market advance during this period, a Fund may not participate as much as it would have if it had been more fully invested.

                                     49====

Portfolio Turnover

The  Fund's  portfolio  managers  will sell a security  when they  believe it is appropriate to do so, regardless of how long a Fund has owned that security. Buying and selling securities generally involves some expense to a Fund, such as commission paid to brokers and other transaction costs. By selling a security, a Fund may realize taxable capital gains that it will subsequently distribute to shareholders. Generally speaking, the higher a Fund's annual portfolio turnover, the greater its brokerage costs and the greater the likelihood that it will realize taxable capital gains. Increased brokerage costs may adversely affect a Fund's performance. Also, unless you are a tax-exempt investor or you purchase shares through a tax-exempt investor or you purchase shares through a tax-deferred account, the distribution of capital gains may affect your after-tax return. Annual portfolio turnover of 100% or more is considered high. The following Montgomery Funds that invest in stocks will typically have annual turnover in excess of that rate because of their portfolio managers' investment style: Growth, Small Cap Opportunities, International Growth, International Small Cap, Global Opportunities, Emerging Asia, Latin America, Select 50, and U.S. Asset Allocation. See "Financial Highlights," beginning on page 52, for each Fund's historical portfolio turnover.

The Year 2000

Montgomery and our service providers depend on the smooth functioning of our computer systems. Unfortunately, because of the way dates are encoded and calculated, many computer systems in use today cannot recognize the year 2000, but revert to 1900 or another incorrect date. A computer failure due to the year 2000 problem could negatively impact the handling of securities trades, pricing and account services.

Our software vendors and service providers have assured us that their systems will be adapted in sufficient time to avoid serious problems. There can be no guarantee, however, that all of these computer systems will be adapted in time. We do not expect year 2000 conversion costs to be substantial for the Funds, because those costs are borne by our vendors and service providers and not directly by the Funds. Furthermore, brokers and other intermediaries that hold shareholder accounts may still experience incompatibility problems. It is also important to keep in mind that year 2000 issues may negatively impact the companies in which the Funds invest and by extension the value of the shares held in The Montgomery Funds. We are in the process of putting in place a contingency plan to evaluate other vendors and service providers if the existing vendors and service providers fail to adequately adapt their systems in a timely manner.

                                     50====

Alternative Structures

In the future each Fund has reserved the right, if approved by the Board of Directors, to convert to a "Master/Feeder" structure. In this structure, the assets of mutual funds with common investment objectives and similar parameters are combined into a pool, rather than being managed separately. The individual funds are know as "feeder" funds and the pool as the "master" fund. Although combining assets in the way allows for economies of scale and other advantages, this change will not affect the investment objectives, philosophies or disciplines currently employed by The Montgomery Funds. You would receive prior notice before we took any such action. As of the date of this prospectus, we have not proposed instituting alternative structures for any of The Montgomery Funds.

                                     51====

FINANCIAL HIGHLIGHTS

The following selected per-share data and ratios for the period ended June 30, 1998, were audited by PricewaterhouseCoopers LLP. Their August 14, 1998, report appears in the 1998 Annual Report of the Funds. Information for the periods ended June 30, 1991, through June 30, 1997, was audited by other independent accountants. Their report is not included here.

[table]
---------------------------------------------------------------------------------------------------------
U.S. Equity Funds
---------------------------------------------------------------------------------------------------------
                                                                    Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
SELECTED PER-SHARE DATA FOR                        1998##     1997##     1996       1995      1994(a)
THE YEAR OR PERIOD ENDED JUNE 30:
Net Asset Value - Beginning of Year                $       23.07     $       21.94     $     19.16     $     15.27     $     12.00
Net investment income/(loss)                                0.17              0.15            0.17            0.12            0.04
Net realized and unrealized gain/(loss) on
investments                                                 3.51              3.90            4.32            3.91            3.31++
Net increase/(decrease) in net assets
   resulting from investment operations                     3.68              4.05            4.49            4.03            3.35
Distributions:
Dividends from net investment income                       (0.15)            (0.15)          (0.17)          (0.07)          (0.01)
Distribution from net realized capital gains               (2.92)            (2.77)          (1.54)          (0.07)            --
Distribution in excess of net realized
capital gains                                                --                --              --              --            (0.07)
Total Distributions                                        (3.07)            (2.92)          (1.71)          (0.14)          (0.08)
Net Asset Value - End of Year                      $       23.68     $       23.07     $     21.94     $     19.16     $     15.27
Total Return**                                             17.31%            20.44%          24.85%          26.53%          27.98%
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data
Net assets, end of year (in 000's)                 $   1,382,874     $   1,137,343     $   926,382     $   878,776     $   149,103
Ratio of net investment income/(loss) to
   average net assets                                       0.71%             0.69%           0.78%           0.98%           1.09%+
Net investment income/(loss) before deferral
   of fees by Manager                              $        0.17               --              --              --      $      0.03
Portfolio turnover rate                                    53.68%            61.10%         118.14%         128.36%         110.65%
Expense ratio before deferral of fees by
   Manager, including interest and tax expense              1.20%              --              --              --             1.79%+
Expense ratio including interest and tax
  expense                                                   1.20%             1.27%           1.35%           1.50%           1.49%+
Expense ratio excluding interest and tax
  expense                                                   1.19%              --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------

**  Total return represents aggregate total for the periods indicated.
+   Annualized.
++ The amount shown here for each share outstanding throughout the period may not agree with the net realized and unrealized gain/(loss) for the period due to the timing of purchases and withdrawal of shares in relation to the fluctuating market values of the portfolio.
#   Amount represents less than $0.01 per share.
## Per-share numbers have been calculated using the average share method, which more appropriately represents the per-share data for the period, as the use of the undistributed income method did not accord with the results of operations.

                                     52====

----------------------------------------------------------------------------------------------
U.S. Equity Funds
----------------------------------------------------------------------------------------------
                                                       Small Cap Opportunities Fund
----------------------------------------------------------------------------------------------
SELECTED PER-SHARE DATA FOR                            1998##           1997           1996(b)##
THE YEAR OR PERIOD ENDED JUNE 30:
Net Asset Value - Beginning of Year               $     17.53      $    15.80       $   12.00
Net investment income/(loss)                            (0.20)          (0.13)           0.02
Net realized and unrealized gain/(loss) on
  investments                                            2.25            1.86            3.78++
Net increase/(decrease) in net assets                    2.05            1.73            3.80
   resulting from investment operations
Distributions:
Dividends from net investment income                      --            (0.00)#           --
Distribution from net realized capital gains            (0.42)            --              --
Distribution in excess of net realized
  capital gains                                           --              --              --
Total Distributions                                     (0.42)          (0.00)#           --
Net Asset Value - End of Year                     $     19.16      $    17.53       $   15.80
Total Return**                                          11.86%          10.97%          31.67%
-------------------------------------------------------------------------------------------------
Ratios To Average Net Assets/
Supplemental Data
Net assets, end of year (in 000's)                $   201,738      $  226,318       $ 136,140
Ratio of net investment income/(loss) to
   average net assets                                   (1.05)%         (0.86)%          0.23%+
Net investment income/(loss) before
  deferral of fees by Manager                     $     (0.26)     $    (0.16)      $   (0.04)
Portfolio turnover rate                                 82.47%         154.50%          81.29%
Expense ratio before deferral of fees by
   Manager, including interest and tax
     expense                                             1.78%           1.75%           2.16%+
Expense ratio including interest and tax
  expense                                                1.50%           1.50%           1.50%+
Expense ratio excluding interest and tax
  expense                                                1.50%            --              --
-------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------------
U.S. Equity Funds
--------------------------------------------------------------------------------------------------------------------------------
                                                                             Small Cap Fund
--------------------------------------------------------------------------------------------------------------------------------
SELECTED PER-SHARE DATA FOR                1998##     1997      1996     1995     1994      1993      1992      1991      1991(c)
THE YEAR OR PERIOD ENDED JUNE 30:
Net Asset Value - Beginning of Year        $19.52    $21.55    $17.11   $15.15   $16.83    $12.90    $13.24    $10.05    $10.62
Net investment income/(loss)                (0.15)    (0.18)    (0.09)   (0.10)   (0.12)    (0.11)    (0.06)    (0.06)    (0.07)
Net realized and unrealized gain/(loss)
  on investments.                            4.33      1.43      6.31     3.04    (0.47)     4.04      3.25      3.27      2.71
Net increase/(decrease) in net assets
   resulting from investment operations      4.18      1.25      6.22     2.94    (0.59)     3.93      3.19      3.21     |2.64
Distributions:
Dividends from net investment income         --         --        --       --       --        --        --        --        --
Distribution from net realized capital
  gains                                     (2.97)    (3.28)    (1.78)   (0.98)   (1.09)      --      (2.75)    (0.02)    (0.02)
Distribution in excess of net realized
  capital gains                              --         --        --       --       --        --      (0.78)      --        --
Total Distributions                         (2.97)    (3.28)    (1.78)   (0.98)   (1.09)      --      (3.53)    (0.02)    (0.02)
Net Asset Value - End of Year              $20.73    $19.52    $21.55   $17.11   $15.15    $16.83    $12.90    $13.24    $13.24
Total Return**                              23.23%     6.81%    39.28%   20.12%   (1.59)%   30.47%    27.69%    31.97%    24.89%

--------------------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data:
Net assets, end of year
  (in 000's)                     $203,437    $198,298    $275,062  $202,399  $209,063  $219,968  $176,588   $27,181   $27,181
Ratio of net investment
  income/(loss) to average
  net assets                        (0.70)%     (0.78)%     (0.47)%   (0.57)%   (0.68)%   (0.69)%   (0.44)%   (0.47)%   (0.45)%+
Net investment income/(loss)
  before deferral of fees by
  Manager                        $  (0.15)        --          --        --        --        --        --        --        --
Portfolio turnover rate             68.65%      58.71%      80.00%    85.07%    95.22%   130.37%    80.67%   194.63%   188.16%
Expense ratio including interest
  expense                            1.24%       1.20%       1.24%     1.37%     1.35%     1.40%     1.50%     1.50%     1.45%+
Expense ratio before deferral of
   fees by
   Manager, including interest
     expense                         1.24%        --          --        --        --        --        --        --        --
Expense ratio excluding interest
     expense                         1.24%        --          --        --        --        --        --        --        --
--------------------------------------------------------------------------------------------------------------------------------

(a)  The Growth Fund's Class R shares started operations on September 30, 1993.

(b) The Small Cap Opportunities Fund's Class R shares commenced operations on December 29, 1995.

(c) The Small Cap Fund's Class R shares became available for investment by the public on July 13, 1990.

                                     53====

------------------------------------------------------------------------------------------------------------------------------
U.S. Equity Funds
------------------------------------------------------------------------------------------------------------------------------
                                                    U.S. Emerging Growth Fund                   Equity Income Fund
------------------------------------------------------------------------------------------------------------------------------
SELECTED PER-SHARE DATA FOR                  1998##     1997        1996     1995(a)## 1998     1997##     1996    1995(b)
THE YEAR OR PERIOD ENDED JUNE 30:
Net Asset Value - Beginning of Year           $19.00    $17.82     $13.75     $12.00  $17.91     $16.09    $13.38    $12.00
Net investment income/(loss)                   (0.18)    (0.13)     (0.04)      0.09    0.44       0.49      0.43      0.31
Net realized and unrealized gain/(loss) on
  investments.                                  4.21      2.54       4.26       1.66    2.27       3.35      2.82      1.38
Net increase/(decrease) in net assets
  resulting from investment operations          4.03      2.41       4.22       1.75    2.71       3.84      3.25      1.69
Distributions:
Dividends from net investment income            --        --        (0.04)     --      (0.44)     (0.46)    (0.42)    (0.31)
Distribution from net realized capital gains   (1.14)    (1.23)     (0.11)     --      (1.91)     (1.56)    (0.12)    --
Distribution in excess of net realized
  capital gains                                 --        --         --        --       --        --         --       --
Total distributions                             --        --         --        --      (2.35)     (2.02)    (0.54)    (0.31)
Net Asset Value - End of Year                 $21.89    $19.00     $17.82     $13.75  $18.27     $17.91    $16.09    $13.38
Total Return**                                 22.18%    14.77%     30.95%     14.58%  15.83%     26.02%    24.56%    14.26%
------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data
Net assets, end of year (in 000's)           $391,973 $317,812    $306,217  $162,949  $40,260   $38,595   $19,312    $6,383
Ratio of net investment income/(loss) to
  average net assets                           (0.84)%   (0.75)%    (0.11)%     1.40%+  2.32%      2.93%     3.03%     4.06%+
Net investment income/(loss) before
  deferral of fees by Manager                 $(0.18)     --       $(0.05)     $0.07   $0.34      $0.39     $0.34     $0.13
Portfolio turnover rate                        23.63%    79.00%     88.98%     36.81%  68.23%     62.31%    89.77%    29.46%
Expense ratio before deferral of fees by
   Manager, including interest and tax
     expense                                    1.57%     --         1.79%      2.07%+  1.38%      1.46%     1.45%     3.16%+
Expense ratio including interest expense        1.57%     1.71%      1.75%      1.75%+  0.86%      --        --        --
Expense ratio excluding interest expense        1.56%     --         --        --       0.85%      0.86%     0.85%     0.84%+
------------------------------------------------------------------------------------------------------------------------------

**  Total return represents aggregate total for the periods indicated.
+   Annualized.
++ The amount shown here for each share outstanding throughout the period may not be in accord with the net realized and unrealized gain/(loss) for the period due to the timing of purchases and withdrawal of shares in relation to the fluctuating market values of the portfolio.
#   Amount represents less than $0.01 per share.
## Per-share numbers have been calculated using the average share method, which more appropriately represents the per-share data for the period, as use of the undistributed income method did not accord with the results of operations.

                                     54====

---------------------------------------------------------------------------------------------------------------------------
International and Global Equity Funds
---------------------------------------------------------------------------------------------------------------------------
                                            International Growth Fund              International Small Cap Fund
---------------------------------------------------------------------------------------------------------------------------
SELECTED PER-SHARE DATA FOR
THE YEAR OR PERIOD ENDED JUNE 30:             1998##  1997##     1996(c)  1998##     1997      1996      1995    1994(d)
Net Asset Value-Beginning of Year           $16.24   $15.31    $12.00    $17.16    $14.86    $11.75    $12.02    $12.00
Net investment income/(loss)                  0.04     0.08      0.02     (0.01)    (0.05)     0.03      0.12      0.00#
Net realized and unrealized gain/(loss)
  on investments                              3.48     2.53      3.29      0.31      2.35      3.10     (0.39)     0.02
Net increase/(decrease) in net assets
  resulting from investment operations        3.52     2.61      3.31      0.30      2.30      3.13     (0.27)     0.02
Distributions:
Dividends from net investment income         (0.02)    --        --        --        --       (0.02)    (0.00)#     --
Distributions in excess of net
  investment income                          (0.00)#   --        --        --        --         --        --        --
Distributions from net realized capital
  gains                                      (1.07)   (1.68)     --        --        --         --        --        --
Distributions in excess of net realized
  capital gains                               --       --        --       (2.19)     --         --        --        --

Total distributions                          (1.09)   (1.68)     --       (2.32)     --       (0.02)    (0.00)#     --
Net Asset Value-End of Year                 $18.67   $16.24    $15.31    $15.14    $17.16    $14.86    $11.75    $12.02
Total Return**                               23.27%   19.20%    27.58%     4.46%    15.48%    26.68%    (2.23)%    0.17%
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data:
Net assets, end of year (in 000's)          $64,820  $33,912   $18,303   $50,491   $53,602   $41,640   $28,516   $34,555
Ratio of net investment income/(loss)
  to average net assets                       0.22%    0.57%     0.26%+   (0.03)%   (0.34)%    0.20%     0.95%     0.04%+
Net investment income/(loss) before
  deferral of fees by Manager               $(0.04)  $(0.02)   $(0.07)   $(0.10)   $(0.14)   $(0.08)    $0.05    $(0.02)
Portfolio turnover rate                     127.13%   95.02%   238.91%   110.58%    84.91%   177.36%   156.13%   123.50%
Expense ratio before deferral of fees by
   Manager, including interest and tax
     expense                                  2.13%    2.37%     2.91%+    2.53%     2.60%     2.76%     2.50%     2.32%+
Expense ratio including interest and tax      1.66%    --         --       1.92%     --        1.96%     1.91%     1.99%+
Expense ratio excluding interest and tax      1.65%    1.66%     1.65%+    1.90%     1.90%     1.90%     1.90%     1.90%+
---------------------------------------------------------------------------------------------------------------------------

(a) The U.S. Emerging Growth Fund's Class R shares commenced operations on December 30, 1994.

(b) The Equity Income Fund's Class R shares commenced operations on September 30, 1994.

(c) The International Growth Fund's Class R shares commenced operations on July 3, 1995.

(d) The International Small Cap Fund's Class R shares commenced operations on September 30, 1993.

(e) The Global Opportunities Fund's Class R shares commenced operations on September 30, 1993.

---------------------------------------------------------------------------------------------------------
International and Global Equity Funds
---------------------------------------------------------------------------------------------------------
                                                              Global Opportunities Fund
---------------------------------------------------------------------------------------------------------
SELECTED PER-SHARE DATA FOR                      1998##     1997        1996        1995       1994(e)
THE YEAR OR PERIOD ENDED JUNE 30:
Net Asset Value - Beginning of Year              $19.17     $16.96      $13.25      $12.92      $12.00
Net investment income/(loss)                       0.00#     (0.11)      (0.06)       0.13        0.01
Net realized and unrealized gain/(loss)
  on investments.                                  3.87       3.14        3.84        0.70        0.91
Net increase/(decrease) in net assets
  resulting from investment operations             3.87       3.03        3.78        0.83        0.92
Distributions:
Dividends from net investment income               --         --         (0.07)       --          --
Distributions in excess of net investment
  Income                                           --         --          --          --          --
Distributions from net realized capital gains     (3.85)     (0.82)       --         (0.50)       --
Total distributions                               (3.85)     (0.82)      (0.07)      (0.50)       --
Net Asset Value-End of Year                      $19.19     $19.17      $16.96      $13.25      $12.92
Total Return                                      27.12%     18.71%      28.64%       6.43%       7.67%
---------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data:
Net assets, end of year (in 000's)               $96,412   $32,371     $28,496     $13,677     $12,504
Ratio of net investment income/(loss) to
  average net assets                              (0.02)%    (0.62)%     (0.56)%      1.03%       0.02%+
Net investment income/(loss) before deferral
  of fees by Manager                              $0.00     $(0.23)     $(0.16)     $(0.01)     $(0.05)
Portfolio turnover rate                          135.03%    117.10%     163.80%     118.75%      67.22%
Expense ratio before deferral of fees by
   Manager including interest and tax expense      2.37%      2.62%       3.10%       2.99%       2.75%+
Expense ratio including interest and tax
  expense                                          1.96%      --          2.05%       1.91%       1.99%+
Expense ratio excluding interest and tax
  expense                                          1.90%      1.90%       1.90%       1.90%       1.90%+
---------------------------------------------------------------------------------------------------------

                                     55====

---------------------------------------------------------------------------------------------------------------------
International and Global Equity Funds
---------------------------------------------------------------------------------------------------------------------
                                                             Global Communications Fund
---------------------------------------------------------------------------------------------------------------------
SELECTED PER-SHARE DATA FOR
THE YEAR OR PERIOD ENDED JUNE 30:               1998##      1997        1996        1995        1994       1993(a)
Net Asset Value-Beginning of Year                $19.61     $18.05      $15.42      $14.20      $12.45      $12.00
Net investment income/(loss)                      (0.17)     (0.25)      (0.20)      (0.03)      (0.05)       0.00#
Net realized and unrealized gain/(loss)
  on investments                                   7.19       2.72        2.83        1.28        1.80++      0.45
Net increase/(decrease) in net assets
  resulting from investment operations             7.02       2.47        2.63        1.25        1.75        0.45
Distributions:
Dividends from net investment income               --         --          --          --          --          --
Distributions in excess of net investment
  Income                                           --         --          --          --          --          --
Distributions from net realized capital gains     (3.75)     (0.91)       --          --          --          --
Distributions in excess of net realized
  capital gains                                    --         --          --         (0.03)       --          --
Total distributions                               (3.75)     (0.91)       --         (0.03)       --          --
Net Asset Value-End of Year                      $22.88     $19.16      $18.05      $15.42      $14.20      $12.45
Total Return**                                    45.45%     14.43%      17.06%       8.83%      14.06%       3.75%
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data:
Net assets, end of year (in 000's)              $267,113    $153,995    $206,671    $209,644    $234,886   $4,670
Ratio of net investment income/(loss) to
  average net assets                              (0.85)%    (1.05)%     (1.01)%     (0.10)%     (0.46)%     (0.05)%+
Net investment income/(loss) before deferral
  of fees by Manager                             $(0.17)    $(0.27)     $(0.22)     $(0.07)     $(0.06)     $(0.04)
Portfolio turnover rate                           79.67%     75.79%     103.73%      50.17%      29.20%       0.00%
Expense ratio before deferral of fees by
   Manager, including interest and tax
     expense                                       1.93%      2.00%       2.11%       2.09%       2.04%       8.96%+
Expense ratio including interest and tax
  expense                                          1.93%      --          2.01%       1.91%       1.94%       --
Expense ratio excluding interest and tax
  expense                                          1.90%      1.91%       1.90%       1.90%       1.90%       1.90%+
---------------------------------------------------------------------------------------------------------------------

**  Total return represents aggregate total for the periods indicated.
+   Annualized.
++ The amount shown in this caption for each share outstanding throughout the periods may not be in accord with the net realized and unrealized gain/(loss) for the period due to the timing of purchases and withdrawal of shares in relation to the fluctuating market values of the portfolio.
#   Amount represents less than $0.01 per share.
## Per-share numbers have been calculated using the average share method, which more appropriately represents the per-share data for the period, as use of the undistributed income method did not accord with the results of operations.

                                     56====

-----------------------------------------------------------------------------------------------------------------------
International and Global Equity Funds
-----------------------------------------------------------------------------------------------------------------------
                                                                       Emerging Markets Fund
-----------------------------------------------------------------------------------------------------------------------
SELECTED PER-SHARE DATA FOR
THE YEAR OR PERIOD ENDED JUNE 30:              1998       1997      1996      1995##      1994      1993     1992(b)
Net Asset Value-Beginning of Year             $16.85     $14.19     $13.17    $13.68     $11.07      $9.96   $10.00
Net investment income/(loss)                    0.07       0.07       0.08      0.03      (0.03)      0.07     0.03
Net realized and unrealized gain/(loss)
  on investments                               (6.58)      2.66       0.94      0.25++     2.92       1.05    (0.07)
Net increase/(decrease) in net assets
  resulting from investment operations         (6.51)      2.73       1.02      0.28       2.89       1.12    (0.04)
Distributions:
Dividends from net investment income           (0.15)     (0.07)       --       --         --        (0.01)     --
Distributions in excess of net investment
  income                                         --         --         --       --         --         --        --
Distributions from net realized capital gains  (0.33)       --         --      (0.42)     (0.28)     (0.00)#    --
Distributions in excess of net realized
  capital gains                                  --         --         --      (0.37)      --         --        --
Total distributions                            (0.48)     (0.07)       --      (0.79)     (0.28)     (0.01)     --
Net Asset Value-End of Year                    $9.86     $16.85     $14.19    $13.17     $13.68     $11.07    $9.96
Total Return**                                (39.20)%    19.34%      7.74%     1.40%     26.10%     11.27%   (0.40)%
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data:
Net assets, end of year (in 000's)          $758,911 $1,259,457   $994,378  $998,083   $654,960   $206,617  $54,625
Ratio of net investment income/(loss)
  to average net assets                         0.55%      0.48%      0.58%     0.23%     (0.14)%     0.66%    1.70%+
Net investment income/(loss) before deferral
  of fees by Manager                           $0.07        --         --       --          --       $0.06    $0.01
Portfolio turnover rate                        96.76%     83.08%    109.92%    92.09%     63.79%     21.40%    0.19%
Expense ratio before deferral of fees by
   Manager, including interest and tax
     expense                                    1.65%       --         --       --          --        1.93%    2.80%+
Expense ratio including interest and tax
  expense                                       1.65%       --         --       --          --        --        --
Expense ratio excluding interest and tax
  expense                                       1.60%      1.67%      1.72%     1.80%      1.85%      1.90%    1.90%+
-----------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
International and Global Equity Funds
---------------------------------------------------------------------------------------------------------------
                                                    Emerging Asia Fund                Latin America Fund
---------------------------------------------------------------------------------------------------------------
SELECTED PER-SHARE DATA FOR                        1998           1997(c)                  1998(d)
THE YEAR OR PERIOD ENDED JUNE 30:
Net Asset-Value Beginning of Year                   $18.91          $12.00                 $12.00
Net investment income/(loss)                          0.13           (0.01)                  0.33
Net realized and unrealized gain/(loss) on
  investments                                       (11.74)           6.95                  (3.34)
Net increase/(decrease) in net assets
  resulting from investment operations              (11.61)           6.94                  (3.01)
Distributions:
Dividends from net investment income                 (0.17)           --                    (0.07)
Distribution in excess of net investment
  income                                             (0.00)#         (0.03)                   --
Distribution from net realized capital gains         (0.95)           --                      --
Distribution in excess of net realized
  capital gains                                       --              --                    (0.15)
Total distributions                                  (1.12)          (0.03)                 (0.22)
Net Asset Value-End of Year                          $6.18          $18.91                  $8.77
Total Return**                                      (63.45)%         57.80%                (25.42)%
---------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data
Net assets, end of year (in 000's)                $24,608          $68,095                 $4,465
Ratio of net investment income/(loss)
  to average net assets                               0.22%          (0.42)%+                3.18%
Net investment income/(loss) before
  deferral of fees by Manager                       $(0.08)         $(0.02)                 $0.04
Portfolio turnover rate                             153.97%          72.18%                168.18%
Expense ratio before deferral of fees by
   Manager, including interest and tax
     expense                                          2.27%           2.69%+                 3.04%
Expense ratio including interest and tax
  expense                                             1.91%           2.20%+                 0.26%
Expense ratio excluding interest and tax
  expense                                             1.90%           1.80%+                 0.00%
---------------------------------------------------------------------------------------------------------------

(a) The Global Communications Fund's Class R shares commenced operations on June 1, 1993.

(b) The Emerging Markets Fund's Class R shares commenced operations on March 1, 1992.

(c) The Emerging Asia Fund's Class R shares commenced operations on September 30, 1996.

(d)  The Latin America  Fund's Class R shares  commenced  operations on June 30,
     1997.

                                     57====

------------------------------------------------------------------------------------------------
Multi-Strategy Funds
------------------------------------------------------------------------------------------------
                                                              Select 50 Fund
------------------------------------------------------------------------------------------------
SELECTED PER-SHARE DATA FOR
THE YEAR OR PERIOD ENDED JUNE 30:                    1998##           1997##       1996(a)
Net Asset Value-Beginning of Year                     $20.01         $16.46          $12.00
Net investment income/(loss)                            0.12           0.01            0.06
Net realized and unrealized gain/(loss) on
  investments                                           2.70           4.16            4.45
Net increase/(decrease) in net assets
  resulting from investment operations                  2.82           4.17            4.51
Distributions:
Dividends from net investment income                    --            (0.10)          (0.04)
Distributions in excess of net investment
   Income                                               --             --              --
Distributions from net realized capital gains          (1.85)         (0.52)           --
Distributions in excess of net realized
  capital gains                                         --             --             (0.01)
Distributions from capital                              --             --              --
Total distributions                                    (1.85)         (0.62)          (0.05)
Net Asset Value-End of Year                           $20.98         $20.01          $16.46
Total Return**                                         15.44%         26.35%          37.75%
------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data:
Net assets, end of year (in 000's)                  $269,667       $172,509         $77,955
Ratio of net investment income/(loss) to
  average net assets                                    0.58%          0.04%           0.42%+
Net investment income/(loss) before deferral
  of fees by Manager                                   $0.12         $(0.01)          $0.02
Portfolio turnover rate                               151.43%        157.93%         105.98%
Expense ratio before deferral of fees by
   Manager, including interest and tax
     expense                                            1.81%          1.92%           2.11%+
Expense ratio including interest and tax
  expense                                               1.81%          --              --
Expense ratio excluding interest and tax
  expense                                               1.80%          1.82%           1.80%+
------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Multi-Strategy Funds
----------------------------------------------------------------------------------------------------------
                                                              U.S. Asset Allocation Fund
----------------------------------------------------------------------------------------------------------
SELECTED PER-SHARE DATA FOR
THE YEAR OR PERIOD ENDED JUNE 30:                1998       1997##       1996        1995       1994(b)
Net Asset Value-Beginning of Year                $19.89      $19.33      $16.33      $12.24      $12.00
Net investment income/(loss)                       1.66        0.48        0.26        0.25        0.06
Net realized and unrealized gain/(loss) on
   investments                                     0.99        2.13        3.54        4.11        0.18
Net increase/(decrease) in net assets
   resulting from investment operations            2.65        2.61        3.80        4.36        0.24
Distributions:
Dividends from net investment income              (0.93)      (0.39)      (0.25)      (0.17)       --
Distributions in excess of net investment
   Income                                         (0.70)       --          --          --          --
Distributions from net realized capital gains     (1.83)      (1.66)      (0.55)      (0.10)       --
Distributions in excess of net realized
   capital gains                                   --          --          --          --          --
Total distributions                               (3.46)      (2.05)      (0.80)      (0.27)       --
Net Asset Value-End of Year                      $19.08      $19.89      $19.33      $16.33      $12.24
Total Return**                                    14.67%      14.65%      23.92%      35.99%       2.00%
----------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data:
Net assets, end of year (in 000's)             $128,075    $127,214    $132,511     $60,234      $1,548
Ratio of net investment income/(loss) to
   average net assets                              3.10%       2.55%       1.85%       3.43%       2.54%+
Net investment income/(loss) before deferral
   of fees by Manager                             $1.63       $0.47       $0.24       $0.19      $(0.11)
Portfolio turnover rate                           84.23%     168.51%     225.91%      95.75%     190.94%
Expense ratio before deferral of fees by
   Manager, including interest and tax
     expense                                       0.31%ss.    1.49%       1.55%       2.07%       9.00%+
Expense ratio including interest and tax
  expense                                          0.26%ss.    1.43%       1.42%       1.31%       1.43%+
Expense ratio excluding interest and tax
  expense                                          0.25%ss.    1.31%       1.30%       1.30%       1.30%+
----------------------------------------------------------------------------------------------------------

**  Total return represents aggregate total for the periods indicated.
+   Annualized.
++ The amount shown here for each share outstanding throughout the period may not agree with the net realized and unrealized gain/(loss) for the period due to the timing of purchases and withdrawal of shares in relation to the fluctuating market values of the portfolio.
#   Amount represents less than $0.01 per share.
## Per-share numbers have been calculated using the average share method, which more appropriately represents the per-share data for the period, as use of the undistributed income method did not accord with the results of operations.
ss. The  expense  ratios  reflect  only the direct  expenses  of the U.S.  Asset
    Allocation Fund and do not include the expenses of the underlying funds.

                                     58====

-------------------------------------------------------------------------------------------------------------------------
U.S. Fixed-Income and Money Market Funds
-------------------------------------------------------------------------------------------------------------------------
                                             Total Return
                                              Bond Fund                 Short Duration Government Bond Fund
-------------------------------------------------------------------------------------------------------------------------
SELECTED PER-SHARE DATA FOR
THE YEAR OR PERIOD ENDED JUNE 30:              1998(c)        1998      1997##     1996      1995      1994     1993(d)
Net Asset Value-Beginning of Year               $12.00         $9.99     $9.92      $9.95     $9.80    $10.23    $10.00
Net investment income/(loss)                      0.72          0.57      0.59       0.60      0.62      0.61      0.33
Net realized and unrealized gain/(loss) on
   investments                                    0.56          0.16      0.07      (0.04)     0.16     (0.34)     0.23
Net increase/(decrease) in net assets
   resulting from investment operations           1.28          0.73      0.66       0.56      0.78      0.27      0.56
Distributions:
Dividends from net investment income             (0.72)        (0.56)    (0.59)     (0.59)    (0.62)    (0.56)    (0.33)
Distributions in excess of net investment
   income                                        (0.00)#        --       (0.00)#    (0.00)#    --       (0.07)     --
Distributions from net realized capital gains    (0.12)        (0.02)     --         --        --        --        --
Distributions in excess of net realized
   capital gains                                  --            --        --         --        --       (0.07)     --
Distributions from capital                        --            --        --         --       (0.01)     --       (0.00)#
Total distributions                              (0.84)        (0.58)    (0.59)     (0.59)    (0.63)    (0.70)    (0.33)
Net Asset Value-End of Year                     $12.44        $10.14     $9.99      $9.92     $9.95     $9.80    $10.23
Total Return**                                   10.92%         7.56%     6.79%      5.74%     8.28%     2.49%     5.66%
-------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data:
Net assets, end of year (in 000's)             $77,694       $66,357   $47,265    $22,681   $17,093   $21,937   $22,254
Ratio of net investment income/(loss) to
   average net assets                             5.81%         5.83%     5.87%      5.88%     6.41%     5.93%     6.02%+
Net investment income/(loss) before
   deferral of fees by Manager                   $0.71         $0.51     $0.54      $0.52     $0.54     $0.51     $0.27
Portfolio turnover rate                         390.08%       502.23%   450.98%    349.62%   284.23%   603.07%   213.22%
Expense ratio before deferral of fees by
   Manager, including interest and tax
     expense                                      1.34%         1.73%     2.05%      2.31%     2.23%     1.75%     2.07%+
Expense ratio including interest and tax
  expense                                         1.29%         1.15%     1.55%      1.55%     1.38%     0.71%      _
Expense ratio excluding interest and tax          0.70%         0.28%     0.60%      0.60%     0.47%     0.25%     0.22% +
-------------------------------------------------------------------------------------------------------------------------

(a)  The  Select 50 Fund's  Class R shares  commenced  operations  on October 2,
     1995.

(b) The U.S. Asset Allocation Fund's Class R shares commenced operations on March 31, 1994.

(c) The Total Return Bond Fund's Class R shares commenced operations on June 30, 1997. (d) The Short Duration Government Bond Fund's Class R shares commenced operations on December 18, 1992.

                                     59====

----------------------------------------------------------------------------------------------------------------------
U.S. Fixed Income and Money Market Fund
----------------------------------------------------------------------------------------------------------------------
                                                                Government Reserve Fund
----------------------------------------------------------------------------------------------------------------------
SELECTED PER-SHARE DATA FOR
THE YEAR OR PERIOD ENDED JUNE 30:               1998         1997       1996        1995        1994        1993(a)
Net Asset Value-Beginning of Year                $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
Net investment income/(loss)                      0.052       0.049       0.052       0.049       0.029       0.024
Net realized and unrealized gain/(loss) on
   investments                                    0.000###    0.000###    0.000###    0.000###    0.000###    0.000###
Net increase/(decrease) in net assets
   resulting from investment operations           0.052       0.049       0.052       0.049       0.029       0.024
Distributions:
Dividends from net investment income             (0.052)     (0.049)     (0.052)     (0.049)     (0.029)     (0.024)
Distributions in excess of net investment
   income                                          --          --          --          --          --          --
Distributions from net realized capital gains      --          --          --          --          --          --
Total distributions                             $(0.052)     (0.049)     (0.052)     (0.049)     (0.029)     (0.024)
Net Asset Value-End of Year                      $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
Total Return**                                    5.27%       5.03%       5.28%       4.97%       2.96%       2.41%
----------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data:
Net assets, end of year (in 000's)            $724,619    $473,154    $439,423    $258,956    $211,129    $124,795
Ratio of net investment income/(loss) to
   average net assets                             5.15%       4.93%       5.17%       4.92%       2.99%       2.96%+
Net investment income/(loss) before deferral
   of fees by Manager                            $0.052      $0.049      $0.050      $0.047      $0.028      $0.013
Portfolio turnover rate                            --          --          --          --          --          --
Expense ratio before deferral of fees by
   Manager, including interest and tax
     expense                                      0.48%       0.62%       0.74%       0.79%       0.71%       0.77%+
Expense ratio including interest and tax
  expense                                         0.53%        --          --         0.63%        --          --
Expense ratio excluding interest and tax
  expense                                         0.53%       0.60%       0.60%       0.60%       0.60%       0.38%+
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. Fixed Income and Money Market Funds
--------------------------------------------------------------------------------
                                Federal Tax-Free
                                   Money Fund
--------------------------------------------------------------------------------
SELECTED PER-SHARE DATA FOR
THE YEAR OR PERIOD ENDED JUNE 30:              1998             1997(b)
Net Asset Value-Beginning of Year             $1.00            $1.00
Net investment income                          0.031            0.032
Net realized and unrealized gain/(loss) on
   investments.                                0.000###         0.000###
Net increase in net assets
   resulting from investment operations        0.031            0.032
Distributions:
Dividends from net investment income          (0.031)          (0.032)
Distribution sin excess of net investment
   income                                        --            (0.000)###
Distributions from net realized capital gains    --               --
Total distributions                           (0.31)           (0.032)+
Net Asset Value-End of Period                 $1.00            $1.00
Total Return**                                 3.12%            3.26%
--------------------------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data
Net assets, end of year (in 000's)         $117,283         $114,197
Ratio of net investment income/(loss) to
   average net assets                          3.08%            3.24%+
Net investment income/(loss) before deferral
   of fees by Manager                         $0.031           $0.030
Portfolio turnover rate                          --               --
Expense ratio before deferral of fees by
   Manager, including interest and tax
     expense                                   0.81%            0.69%+
Expense ratio including interest and tax
  expense                                      0.60%            0.33%+
Expense ratio excluding interest and tax
  expense                                      0.60%              --
--------------------------------------------------------------------------------

**   Total return represents aggregate total return for the periods indicated.
+    Annualized.
++ The amount shown in this caption for each share outstanding throughout the period may not be in accord with the net realized and unrealized gain/(loss) for the period due to the timing of purchases and withdrawals of shares in relation to the fluctuating market values of the portfolio.
#    Amount represents less than $0.01 per share.
## Per-share numbers have been calculated using the average share method, which more appropriately represents the per-share data for the period, as use of the undistributed income method did not accord with results of operations.
###  Amount represents less than $0.001 per share.

                                     60====

------------------------------------------------------------------------------------------------------------------------------
U.S. Fixed Income and Money Market Funds
                                                           California Tax-Free               California Tax-Free Money Fund
                                                         Intermediate Bond Fund
SELECTED PER-SHARE DATA FOR
THE YEAR OR PERIOD ENDED JUNE 30:                  1998    1997    1996     1995   1994(c)   1998    1997     1996   1995(d)

Net Asset Value-Beginning of Year                $12.53   $12.23  $12.04   $11.79   $12.00    $1.00    $1.00   $1.00    $1.00
Net investment income                              0.51     0.53    0.54     0.44     0.41     0.029    0.029   0.030    0.027
Net realized and unrealized gain/(loss) on
   investments                                     0.33     0.30    0.19     0.25    (0.21)    0.000### 0.000###0.000### 0.000###
Net increase/(decrease) in net assets
   resulting from investment operations            0.84     0.83    0.73     0.69     0.20     0.029    0.029   0.030    0.027
Distributions:
Dividends from net investment income              (0.51)   (0.53)  (0.54)   (0.44)   (0.41)   (0.029)  (0.029) (0.030)  (0.027)
Distributions in excess of net investment
   Income                                          --       --      --      (0.00)#   --       --       --      --      (0.000)###
Distributions from net realized capital gains      --       --      --       --       --       --       --      --        --
Total Distributions                               (0.51)   (0.53)  (0.54)   (0.44)   (0.41)   (0.029)  (0.029) (0.030)  (0.027)
Net Asset Value-End of Year                      $12.86   $12.53  $12.23   $12.04   $11.79    $1.00    $1.00   $1.00    $1.00
Total Return**                                     6.85%    6.91%   6.11%    6.03%    1.65%    3.00%    2.95%   3.03%    2.68%
Ratios to Average Net Assets/
Supplemental Data:
Net assets, end of year (in 000's)             $35,667  $21,681 $13,948   $5,153  $11,556  $187,216 $118,723$98,134  $64,780
Ratio of net investment income  to
   average net assets                              4.03%    4.27%   4.34%    3.71%    3.44%+   2.96%    2.91%   2.99%    3.55%+
Net investment income/(loss) before deferral
   of fees by Manager                             $0.44    $0.47   $0.43    $0.34    $0.25    $0.029   $0.028  $0.028   $0.023
Portfolio turnover rate                           42.36%   25.60%  58.11%   37.93%   77.03%    --       --      --        --
Expense ratio before deferral of fees by
   Manager, including interest and tax expense     1.19%    1.18%   1.43%    1.41%    1.63%+   0.68%    0.73%   0.80%    0.86%+
Expense ratio including interest and tax
  expense                                          0.69%    0.68%   0.61%    0.56%    0.23%+   0.58%    0.58%   0.59%    0.33%+
Expense ratio excluding interest and tax
  expense                                          0.68%    --      --       --       --       0.58%    --       --       --
------------------------------------------------------------------------------------------------------------------------------

(a) The Government Reserve Fund's Class R shares commenced operations on September 14, 1992.

(b)  The Federal  Tax-Free  Money  Fund's  Class R shares  commenced on July 15,
     1996.

(c) The California Tax-Free Intermediate Bond Fund's Class R shares commenced operations on July 1, 1993.

(d) The California Tax-Free Money Fund's Class R shares commenced operations on September 30, 1994.

                                     61====

Account Information

[table]

Investment Options

o Trade requests received after 1 p.m. PST (4 p.m. eastern time) will be executed at the following business day's closing price.

Checks should be made payable to:

The Montgomery Funds

The minimum initial investment for each fund is $1,000. The minimum subsequent investment is $100.

o To open a new account, complete and mail the New Account application in the back of this Prospectus.

     Once an account is established, you can:

o Buy, sell or exchange shares by phone. Contact The Montgomery Funds at 800.572.FUND [3863]. Press (1) for a shareholder service representative. Press (2) for the automated Montgomery Star System.

o Buy, sell or exchange shares online. Go to www.montgomeryfunds.com. Follow online instructions to enable this service.

o    Buy or sell shares by mail
     Mail buy/sell order(s) with your check:
     By regular mail
     The Montgomery Funds
     c/o DST Systems, Inc.
     P.O. Box 419073
     Kansas City, MO 64141-6073

     By express or overnight service:
     The Montgomery Funds
     c/o DST Systems, Inc.
     210 West 10th Street, 7th Floor
     Kansas City, MO 64105-1614

o    Buy or sell shares by wiring funds
     To: Investors Fiduciary Trust Company
     ABA #101003621
     For: DST Systems, Inc.
     Account #7526601
     Attention: The Montgomery Funds
     For Credit to: [shareholder(s) name]
     Shareholder account number:
     [shareholder(s) account number]
     Name of Fund: [Montgomery Fund name]

                                     62====

               What You Need to Know About Your Montgomery Account

You pay no sales charge to invest in The Montgomery Funds. The minimum initial investment for each Fund is $1,000. The minimum subsequent investment is $100. Under certain conditions we may waive these minimums. If you buy shares through a broker or investment advisor, different requirements may apply. All investments must be made in U.S. dollars.

We must receive payment from you within three business days of your purchase. In addition, we reserve the right to reject any purchase.

Becoming a Montgomery Shareholder

To open a new account:

o By Mail Send your completed application, with a check payable to The Montgomery Funds, to the appropriate address at right. Your check must be in U.S. dollars and drawn only on a bank located in the United States. We do not accept third-party checks, "starter" checks, credit-card checks, instant-loan checks or cash investments. We may impose a charge on checks that do not clear. Note that if you are investing in a U.S. Fixed-Income or Money Market Fund, dividends will not begin to accrue on your account until your check clears.

o By Wire Call us at (800) 572-FUND [3863] to let us know that you intend to make your initial investment by wire. Tell us your name, the amount you want to invest and the fund(s) in which you want to invest. We will give you further instructions and a fax number to which you should send your completed New Account application. To ensure that we handle your investment accurately, include complete account information in all wire instructions.

Then request your bank to wire money from your account to the attention of:

Investors Fiduciary Trust Company
ABA #101003621
For: DST Systems, Inc.

and include the following:

Account #7526601
Attention: The Montgomery Funds
For credit to: [shareholder(s) name]
Shareholder Account Number:
[shareholder(s) account number]
Name of Fund: [Montgomery Fund]
Please note: Your bank may charge a wire transfer fee.

o By Phone To make an initial investment by phone, you must have been a current Montgomery shareholder for at least 30 days. Shares for Individual Retirement Accounts (IRAs) may not be purchased by phone. Your purchase of a new fund must meet its investment minimum and is limited to the total value of your existing accounts or $10,000, whichever is greater. To complete the transaction, we must receive payment within three business days. We reserve the right to collect any losses from your account if we do not receive payment within that time.

How Fund Shares Are Priced

How and when we calculate the Funds' price or net asset value (NAV) determines the price at which you will buy or sell shares. We calculate a fund's NAV by dividing the total value of its assets by the number of outstanding shares. We base the value of the Funds' investments on their market value, usually the last price reported for each security before the close of market that day. A market price may not be available for securities that trade infrequently. Occasionally, an event that affects a security's value may occur after the market closes. This is more likely to happen for foreign securities traded in foreign markets that have different time zones from the United States. Major developments affecting the price of those securities may happen after the foreign markets in which such securities trade have closed but before the Fund calculates its NAV. In this case, Montgomery, in consultation with the Fund's Board of Trustees, will make a good-faith estimate of the security's "fair value", which may be higher or lower than security's closing price in its relevant market. More details about how we calculate the Funds' NAV are in the Statement of Additional Information.

[sidebar]

Getting Started
To invest, complete the New Account application at the back of this prospectus. Send it with a check payable to The Montgomery Funds.

Regular Mail
The Montgomery Funds
P.O. Box 419073
Kansas City, MO 64141-6073

Express Mail or Overnight Courier
The Montgomery Funds
210 West 10th Street
7th Floor
Kansas City, MO 64105-1614

Foreign Investors:
Foreign citizens and resident aliens of the United States living abroad may not invest in The Montgomery Funds.

                                     63====

We calculate the net asset value (NAV) of each Montgomery Fund after the close of trading on the New York Stock Exchange (NYSE) every day the NYSE is open. We do not calculate NAVs on the days on which the NYSE is closed for trading. Certain exceptions apply as described below. If we receive your order by the close of trading on the NYSE, you can purchase shares at the price calculated for that day. The NYSE usually closes at 4 p.m. on weekdays, except for holidays. If your order and payment are received after the NYSE has closed, your shares will be priced at the next NAV we determine after receipt of your order.

> Money Market Funds. The price of the Money Market Funds is determined at 12 noon eastern time on most business days. If we receive your order by that time, your shares will be priced at the NAV calculated at 12 noon that day. If we receive your order after 12 noon eastern time, you will pay the next price we determine after receiving your order.

> Foreign Funds. Several of our Funds invest in securities denominated in foreign currencies and traded on foreign exchanges. To determine their value, we convert their foreign-currency price into U.S. dollars by using the exchange rate last quoted by a major bank. Exchange rates fluctuate frequently and may affect the U.S. dollar value of foreign-denominated securities, even if their market price does not change. In addition, some foreign exchanges are open for trading when the U.S. market is closed. As a result, a Fund's foreign securities--and its price--may fluctuate during periods when you can't buy, sell or exchange shares in the Fund.

> Bank Holidays. On bank holidays we will not calculate the price of the U.S. Fixed-Income and Money Market Funds, even if the NYSE is open that day. Shares in these funds will be sold at the next NAV we determine after receipt of your order.


Buying Additional Shares

o By Mail Complete the form at the bottom of any Montgomery statement and mail it with your check payable to The Montgomery Funds. Or mail the check with a signed letter noting the name of the Fund in which you want to invest, your account number and telephone number. We will mail you a confirmation of your investment. Note that we may impose a charge on checks that do not clear.

[Sidebar]

TRADING TIMES

Whether buying, exchanging or selling shares, transaction requests received after 1 p.m. Pacific time (4 p.m. eastern time) will be executed at the next business day's closing price.

                                     64====
www.montgomeryfunds.com

Manage your account online Our online Shareholder Service Center offers free, secure access to your Montgomery Funds account(s) around-the-clock. Shareholders can:

o    Check current account balances
o    Buy, exchange or sell shares
o View the most recent account activity and up to 80 records of account history within the past two years
o    Order duplicate statements and tax forms
o    Reorder checkbooks

[clipart]

Get in-depth information Our Web site is a good source of in-depth information on The Montgomery Funds, as well as useful information about investing in general. Click on:

o Funds & Performance for daily performance and net asset values, plus in-depth information on any of our Funds, including audio broadcasts of portfolio manager commentaries
o Meet Our Experts to gain weekly insight into market events, browse through a vast archive of commentaries and read portfolio manager biographies
o Resource Center for answers to your investment questions, a glossary of financial terms, our online bookstore, plus 11 calculators to help you meet your investment goals
o Montgomery College Prep to learn how to invest for your children's or grandchildren's education
o    Retirement Planning to start investing for your golden years now

To register call 800.572.FUND [3863] and press (1) to speak with a shareholder service representative.

                                     65====

o By Phone Current shareholders are automatically eligible to buy shares by phone. To buy shares in a Fund you currently own or to invest in a new Fund, call (800) 572-FUND [3863]. Shares for IRAs may not be purchased by phone. There are restrictions on the dollar amount of shares you may buy by phone.

We must receive payment for your purchase within three business days of your request. To ensure that we do, you can:

> Transfer money directly from your bank account by mailing a written request and a voided check or deposit slip (for a savings account).

>    Send us a check by overnight or second-day courier service.

> Instruct your bank to wire money to our affiliated bank using the information in "Becoming A Montgomery Shareholder" (page 65).

o Online To buy shares online, you must first set up an Electronic Link (described in the sidebar on p. 64). Then visit our Web site,
www.montgomeryfunds.com, where you can purchase up to $25,000 per day in additional shares of any Fund, except those held in a retirement account. The cost of the shares will be automatically deducted from your bank account.

o By Wire There is no need to contact us when buying additional shares by wire. Instruct your bank to wire funds to our affiliated bank using the information under "Becoming a Montgomery Shareholder" (page 63).

Exchanging Shares

Montgomery shareholders may exchange Class R shares in one Fund for Class R shares in another with the same registration, Taxpayer Identification number and address. There is a $100 minimum to exchange into a fund you currently own and a $1,000 minimum for investing in a new Fund. Note that an exchange may result in a realized gain or loss for tax purposes. You may exchange shares by phone, at
(800) 572-FUND [3863] or through our online shareholder service center at www.montgomeryasset.com.

Other Exchange Policies

o Depending on what time we receive your request, we will process your exchange order at the next-calculated NAV.

o You may exchange shares only in Funds that are qualified for sale in your state and that are offered in this prospectus. You may not exchange shares in one Fund for shares of another that is currently closed to new shareholders unless you are already a shareholder in the closed fund.

o Because excessive exchanges can harm a Fund's performance, we reserve the right to terminate your exchange privileges if you make more than four exchanges out of any one fund during a 12-month period. We may also refuse an exchange into a fund from which you have sold shares within the previous 90 days
(accounts under common control and accounts having the same Taxpayer Identification number will be counted together). Exchanges out of the Fixed-Income and Money Market Funds are exempt from this restriction.

[sidebar]

Our Electronic Link program allows us to automatically debit or credit your bank account for transactions made by phone or online. To take advantage of this service, simply mail us a voided check or preprinted deposit slip from your bank account along with a request to establish an Electronic Link.

                                     66====

o We may restrict or refuse your exchanges if we receive, or anticipate receiving, simultaneous orders affecting a large portion of a Fund's assets or if we detect a pattern of exchanges that suggests a market-timing strategy.

o We reserve the right to refuse exchanges into a Fund by any person or group if, in our judgment, the Fund would be unable to effectively invest the money in accordance with its investment objective and policies, or might be adversely affected in other ways.

Selling Shares

You may sell some or all of your fund shares on days that the New York Stock Exchange is open for trading (except bank holidays for the Fixed-Income and Money Market Funds).

Your shares will be sold at the next NAV we calculate for the Fund after receiving your order. We will promptly pay the proceeds to you, normally within three business days of receiving your order and all necessary documents (including a written redemption order with the appropriate signature guarantee). We will mail or wire you the proceeds, depending on your instructions. If you purchase shares and sell them shortly thereafter, we will not mail the proceeds until 15 days from the date you first purchased the shares.

Generally, we will not charge you any fees when you sell your shares, although there are some minor exceptions:

o Shareholders who sell shares by wire pay a $10 wire transfer fee that will be deducted directly from their proceeds.

o Shareholders who want redemption checks sent by Federal Express must pay a $10 fee, deducted directly from their redemption proceeds.

In accordance with the rules of the Securities and Exchange Commission (SEC) we reserve the right to suspend redemptions under extraordinary circumstances.

Shares can be sold in several ways:

o By Mail Send us a letter including your name, Montgomery account number, the Fund from which you would like to sell shares and the dollar amount or number of shares you want to sell. You must sign the letter the same way your account is registered. If you have a joint account, all accountholders must sign the letter.

If you want the proceeds to go to a party other than the account owner(s) or your predesignated bank account, or if the dollar amount of your redemption exceeds $50,000, you must obtain a signature guarantee (not a notarization), available from many commercial banks, savings associations, stock brokers and other NASD member firms.

If you want to wire your redemption proceeds but do not have a predesignated bank account, include a voided check or deposit slip with your letter. The minimum wire amount is $500. Wire charges, if any, will be deducted from the redemption proceeds. We may permit lesser wire amounts or fees at our discretion. Call (800) 572-FUND [3863] for more details.

[sidebar]

Shareholder  service is available  Monday  through  Friday from 5 a.m. to 5 p.m.
Pacific  time.   Shareholders  can  get  information  or  perform   transactions
around-the-clock through the Montgomery Star System or www.montgomeryfunds.com.

                                     67====

o By Check If you have check writing privileges in your account, you may write a check to redeem some of your shares, but not to close your account in the Fixed-Income or Money Market Funds. This option is not available for funds in an IRA. Checks may not be written for amounts below $250. Checks require only one signature unless otherwise indicated. We will return your checks at the end of the month. Note that we may impose a charge for a stop-payment request.

o By Phone You may accept or decline telephone redemption privileges on your New Account application. If you accept, you will be able to sell up to $50,000 in shares through one of our shareholder service representatives or through our automated Star System at (800) 572-FUND [3863]. You may not buy, sell or exchange shares in an IRA account by phone. If you included bank wire information on your New Account application or made arrangements later for wire redemptions, proceeds can be wired to your bank account. Please allow at least two business days for the proceeds to be credited to your bank account. If you want proceeds to arrive at your bank on the same business day (subject to bank cutoff times), there is a $10 fee. For more information about our telephone transaction policies, see "Other Policies."

o Online You can sell up to $50,000 in shares in a regular account through our online Shareholder Service Center at www.montgomeryfunds.com.

Other Policies

Minimum Account Balances

Due to the cost of maintaining small accounts, we require a minimum combined account balance of $1,000. If your account balance falls below that amount for any reason other than market fluctuations, we will ask you to add to your account. If your account balance is not brought up to the minimum or you do not send us other instructions, we will redeem your shares and send you the proceeds. We believe that this policy is in the best interests of all our shareholders.

Uncashed Redemption Checks

If you receive your Fund redemption proceeds or distributions by check (instead of by wire) and it does not arrive within a reasonable period of time, call us at (800) 572-FUND [3863]. Please note that we are responsible only for mailing redemption or distribution checks and are not responsible for tracking uncashed checks or determining why checks are uncashed. If your check is returned to us by the U.S. Postal Service or other delivery service, we will hold it on your behalf for a reasonable period of time. We will not invest the money in any interest-bearing account. No interest will accrue on uncashed distribution or redemption proceeds.

[sidebar]

Buying  and  Selling  Shares  Through   Securities   Brokers  and  Benefit  Plan
Administrators

You may purchase and sell shares through securities brokers and benefit plan administrators or their subagents. You should contact them directly for information regarding how to invest or redeem through them. They may also charge you service or transaction fees. If you purchase or redeem shares through them, you will receive the NAV calculated after receipt of the order by them (generally, 4:00 p.m. eastern time) on any day the NYSE is open. If your order is received by them after that time, it will be purchased or redeemed at the next-calculated NAV. Brokers and benefit plan administrators who perform shareholder servicing for the Fund may receive fees from the Funds or Montgomery for providing these services.

Telephone Transactions

By buying, selling or exchanging shares over the phone, you agree to reimburse the Funds for any expenses or losses incurred in connection with transfers of money from your account. This includes any losses or expenses caused by your bank's failure to honor your debit or act in accordance with your instructions. If your bank makes erroneous payments or fails to make payment after you buy shares, we may cancel the purchase and immediately terminate your telephone transaction privilege. In addition, we may discontinue these privileges at any time upon 30 days' written notice. You may discontinue phone privileges at any time.

                                     68====

The shares you purchase by phone will be priced at the first net asset value we determine after receiving your purchase. You will not actually own the shares, however, until we receive your payment in full. If we do not receive your payment within three business days of your request, we will cancel your purchase. You may be responsible for any losses incurred by the Fund as a result.

Please note that we cannot be held liable for following telephone instructions that we reasonably believe to be genuine. We use several safeguards to ensure that the instructions we receive are accurate and authentic, such as:

>    recording certain calls,
> requiring a special authorization number or other personal information not likely to be known by others, and
>    sending a transaction confirmation to the investor.

The Funds and our Transfer Agent may be held liable for any losses due to unauthorized or fraudulent telephone transactions only if we have not followed these reasonable procedures.

We reserve the right to revoke the telephone privilege of any shareholder at any time if he or she has used abusive language or misused the phone privilege by making purchases and redemptions that appear to be part of a systematic market-timing strategy.

If you notify us that your address has changed, we will temporarily suspend your telephone redemption privileges until 30 days after your notification to protect you and your account. We require all redemption requests made during this period to be in writing with a signature guarantee.

Shareholders may experience delays in exercising telephone redemption privileges during periods of volatile economic or market conditions. In these cases you may want to transmit your redemption request:

>   using the automated Star System
>   online
>   by overnight courier
>   by telegram

Tax Withholding Information

Be sure to complete the Taxpayer Identification Number (TIN) section of the New Account application. If you don't have a Social Security Number or TIN, apply for one immediately by contacting your local office of the Social Security Administration or the Internal Revenue Service (IRS). If you do not provide us with a TIN or a certified Social Security number, federal tax law may require us to withhold 31% of your taxable dividends, capital-gains distributions, and redemption and exchange proceeds (unless you qualify as an exempt payee under certain rules).

Other rules about TINs apply for certain investors. For example, if you are establishing an account for a minor under the Uniform Gifts to Minors Act, you should furnish the minor's TIN. If the IRS has notified you that you are subject to backup withholding because you failed to report all interest and dividend income on your tax return, you must check the appropriate item on the New Account application. Foreign shareholders should note that any dividends the Funds pay to them may be subject to up to 30% withholding instead of backup withholding.

[sidebar]

Investment Minimums

For regular accounts and IRAs, the minimum initial investment is $1,000. Minimum subsequent investment is $100.

                                     69====

After You Invest

Taxes

IRS rules require that the Funds distribute all of their net investment income and capital gains, if any, to shareholders. Capital gains may be taxable at different rates depending upon the length of time the Fund holds its assets. We will inform you about the source of any dividends and capital gains upon payment. After the close of each calendar year, we will advise you of their tax status. The Funds' distributions, whether received in cash or reinvested, may be taxable. Furthermore, any exchange of a Fund's shares for another Fund will be treated as a sale, and any gain may be taxable.

Additional information about tax issues relating to the Funds can be found in our Statement of Additional Information, available free by calling (800) 572-FUND [3863]. Consult your tax advisor about the potential tax consequences of investing in the Funds.

A Note on the Montgomery Tax-Free Funds

The Montgomery Federal Tax-Free Money, California Tax-Free Money and California Tax-Free Intermediate Bond Funds intend to continue paying what the IRS calls "exempt-interest dividends" to shareholders by maintaining, as of the close of each quarter of their taxable year, at least 50% of the value of their assets in municipal bonds. If the Funds satisfy this requirement, any distributions paid to shareholders from their net investment income will be exempt from federal income, to the extent that they derive their net investment income from interest on municipal bonds. Any distributions paid from other sources of net investment income, such as market discounts on certain municipal bonds, will be treated as ordinary income by the IRS.

Dividends and Distributions

As a shareholder in The Montgomery Funds, you may receive dividends and distributions for which you will owe taxes (unless you invest solely through a tax-advantaged account such as an IRA or a 401k plan). Dividends and distributions are paid to all shareholders who maintain accounts with each Fund as of its "record date."

If you would like to receive distributions in cash, indicate that choice on your New Account application. Otherwise, the distribution will be reinvested in additional Fund shares.

Keeping You Informed

After you invest you will receive our Shareholder Services Guide, which includes more information about buying, exchanging and selling shares in the Montgomery Funds. It also describes in more detail useful tools for investors such as the Montgomery Star System and online transactions.

[sidebar]

Our Partners

As a Montgomery shareholder, you may see the names of our partners on a regular basis. We all work together to ensure that your investments are handled accurately and efficiently. Funds Distributor, Inc., located in New York City and Boston, distributes The Montgomery Funds.

Investors Fiduciary Trust Company, located in Kansas City, Missouri, is the Funds' master transfer agent. It performs certain record keeping and accounting functions for the Funds.

DST Systems, also located in Kansas City, Missouri, assists Investors Fiduciary Trust with certain record keeping and accounting functions for the Funds.

                                     70====

[table]
                               Dividends                             Distributions
Equity Funds (except the       Declared and paid in the last         Declared and paid in the last
Equity Income Fund)            quarter of each calendar year*        quarter of each calendar year*

Equity Income Fund             Declared and paid on or about the     Declared and paid in the last
                               last business day of each quarter     quarter of each calendar year*

Multi-Strategy Funds           Declared and paid in the last         Declared and paid in the last
                               quarter of each calendar year*        quarter of each calendar year*

U.S. Fixed-Income and Money    Declared daily and paid monthly on    Declared and paid in the last
Market Funds                   or about the last business day of     quarter of each calendar year*
                               each month

*Following their fiscal year end (June 30), the Funds may make additional distributions to avoid the imposition of a tax.

During the year, we will also send you the following communications:

o    Confirmation statements
o    Account statements-Mailed after the close of each calendar quarter.
o Annual and semiannual reports Mailed approximately 60 days after June 30 and December 31.
o    1099 tax form-Sent by January 31.
o    Annual updated prospectus-Mailed to existing shareholders in the Fall.

To save you money, we will send only one copy of each shareholder report or other mailing to your household if you hold accounts under common ownership or at the same address (regardless of the number of shareholders or accounts at that household or address), unless you request additional copies.

[sidebar]

How to avoid "buying a dividend"

If you plan to purchase shares in a Fund, check if it is planning to make a distribution in the near future. Here's why: If you buy shares of a Fund just before a distribution, you'll pay full price for the shares but receive a portion of your purchase price back as a taxable distribution. This is called "buying a dividend." Unless you hold the Fund in a tax-deferred account, you will have to include the distribution in your gross income for tax purposes, even though you may not have participated in the increase of the Fund's appreciation.

                                     71====

[Outside back cover: The Montgomery Family of Funds (complete listing); Contact Info; Logo]

You can find more information about The Montgomery Funds' investment policies in the Statement of Additional Information (SAI), which is available free of charge.

To request a copy, please call us at (800) 572-FUND [3863]. If you have access to the Internet, you can also view a copy of The Montgomery Funds' SAI at the Security and Exchange Commission's Web site: www.sec.gov. You may also request a copy by writing to the Public Reference Section of the SEC, Washington, D.C., 20549-6009. The SEC charges a duplicating fee for this service. You can also visit the SEC's Public Reference Room (telephone 800.SEC.0330)

You can find further information about The Montgomery Funds in our annual and semiannual shareholder reports, which discuss the market conditions and investment strategies that significantly affected each Fund's performance during its most recent fiscal period. To request a copy of the most recent annual or semiannual report, please call us at (800) 572-FUND [3863].

Corporate Headquarters:
The Montgomery Funds
101 California Street
San Francisco, CA 94111-9361

(800) 572-FUND [3863]
www.montgomeryfunds.com

SEC File Nos.:    The Montgomery Funds      811-6011
                  The Montgomery Funds II   811-8064


                              Funds Distributor, Inc.  10/98

              ----------------------------------------------------

                                     PART C

                                OTHER INFORMATION

               ---------------------------------------------------

                              THE MONTGOMERY FUNDS

                                 --------------

                                    FORM N-1A

                                 --------------

                                     PART C

                                 --------------

Item 23. Exhibits

         (a) Amended and Restated Agreement and Declaration of Trust as incorporated by reference to Post-Effective Amendment No. 61 to the Registration Statement as filed with the Commission on October 29, 1998 ("Post-Effective Amendment No. 61").
         (b) Amended and Restated By-Laws is incorporated by reference to Post-Effective Amendment No. 61.
         (c)      Instruments    Defining   Rights   of   Security   Holder--Not
                  applicable.
         (d) Investment Advisory Contracts--Form of Investment Management Agreement is incorporated by reference to Post-Effective Amendment No. 52 to the Registration Statement as filed with the Commission on July 31, 1997 ("Post-Effective Amendment No. 52").
         (e) Form of Underwriting Agreement is incorporated by reference to Post-Effective Amendment No. 52.
         (f)      Bonus or Profit Sharing Contracts--Not applicable.
         (g) Form of Custody Agreement is incorporated by reference to Post-Effective Amendment No. 61.
         (h)      Other Material Contracts:
         (1) Form of Administrative Services Agreement is incorporated by reference to Post-Effective Amendment No. 52.
         (2) Form of Shareholder Services Plan is incorporated by reference to Post-Effective Amendment No. 61.
         (i) Form of Opinion of Counsel as to legality of shares is incorporated by reference to Post-Effective Amendment No. 61.
         (j)      Other Opinions: Independent Auditors' Consent.
         (k)      Omitted Financial Statements - Not applicable.
         (l)      Initial  Capital  Agreements:   Letter  of  Understanding  re:
                  Initial Shares is incorporated by reference to Post-Effective Amendment No. 61.
         (m)      Rule 12b-1  Plan:  Form of Share  Marketing  Plan (Rule  12b-1
                  Plan) is incorporated by reference to Post-Effective Amendment No. 52.
         (n) Financial Data Schedule. Financial Data Schedules are incorporated by reference to Form NSAR-B filed on August 31, 1998.
         (o) 18f-3 Plan--Form of Amended and Restated Multiple Class Plan is incorporated by reference to Post-Effective Amendment No. 61.

Item 24. Persons Controlled by or Under Common Control with the Fund

         Montgomery Asset Management, LLC, a Delaware limited liability company, is the manager of each series of the Registrant, of The Montgomery Funds II, a Delaware business trust, and of The Montgomery Funds III, a Delaware business trust. Montgomery Asset Management, LLC is a subsidiary of Commerzbank AG based in Frankfurt, Germany. The Registrant, The Montgomery Funds II and The Montgomery Funds III are deemed to be under the common control of each of those two entities.

Item 25. Indemnification

         Article VII of the Agreement and Declaration of Trust empowers the Trustees of the Trust, to the full extent permitted by law, to purchase with Trust assets insurance for indemnification from liability and to pay for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.

         Article VI of the By-Laws of the Trust provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is and other amounts or was an agent of the Trust, against expenses, judgments, fines, settlement and other amounts actually and reasonable incurred in connection with such proceeding if that person acted in good faith and reasonably believed his or her conduct to be in the best interests of the Trust. Indemnification will not be provided in certain circumstances, however, including instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to the Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable in the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of the Investment Adviser

         Effective July 31, 1997, Montgomery Asset Management, L.P. completed the sale of substantially all of its assets to the current investment manager, Montgomery Asset Management, LLC ("MAM, LLC"), a subsidiary of Commerzbank A.G. Information about the officers and directors of MAM, LLC is provided below. The address for the following persons is 101 California Street, San Francisco, California 94111.

           R. Stephen Doyle          Chairman of the Board of Directors and
                                     Chief Executive Officer of MAM, LLC
           Mark B. Geist             President and Director of MAM, LLC
           Kevin Hamilton            Executive Vice President of MAM, LLC
           Scott Tuck                Executive Vice President of MAM, LLC
           David E. Demarest         Secretary, Treasurer, Chief Administrative
                                     Officer and Managing Director of MAM, LLC

         The following directors of MAM, LLC also are officers of Commerzbank AG. The address for the following persons is Neue Mainzer Strasse 32-36, Frankfurt am Main, Germany.

           Heinz Josef Hockmann       Director of MAM, LLC
           Dietrich-Kurt Frowein      Director of MAM, LLC
           Andreas Kleffel            Director of MAM, LLC

         Before July 31, 1997, Montgomery Securities, which is a broker-dealer and the prior principal underwriter of The Montgomery Funds II, was the sole limited partner of the prior investment manager, Montgomery Asset Management, L.P. ("MAM, L.P."). The general partner of MAM, L.P. was a corporation, Montgomery Asset Management, Inc. ("MAM, Inc."), certain of the officers and directors of which now serve in similar capacities for MAM, LLC.

Item 27. Principal Underwriter

         (a) Funds Distributor, Inc. (the "Distributor") acts as principal underwriter for the following investment companies.

                  American Century California Tax-Free and Municipal Funds American Century Capital Portfolios, Inc.
                  American Century Government Income Trust
                  American Century International Bond Funds
                  American Century Investment Trust
                  American Century Municipal Trust
                  American Century Mutual Funds, Inc.
                  American Century Premium Reserves, Inc.
                  American Century Quantitative Equity Funds
                  American Century Strategic Asset Allocations, Inc.

                  American Century Target Maturities Trust
                  American Century Variable Portfolios, Inc.
                  American Century World Mutual Funds, Inc.
                  BJB Investment Funds
                  The Brinson Funds
                  Dresdner RCM Capital Funds, Inc.
                  Dresdner RCM Equity Funds, Inc.
                  Founders Funds, Inc.
                  Harris Insight Funds Trust
                  HT Insight Funds, Inc. d/b/a Harris Insight Funds J.P. Morgan Institutional Funds
                  J.P. Morgan Funds
                  JPM Series Trust
                  JPM Series Trust II
                  LaSalle Partners Funds, Inc.
                  Kobrick-Cendant Investment Trust
                  Merrimac Series
                  Monetta Fund, Inc.
                  Monetta Trust
                  The Montgomery Funds I
                  The Montgomery Funds II
                  The Munder Framlington Funds Trust
                  The Munder Funds Trust
                  The Munder Funds, Inc.
                  National Investors Cash Management Fund, Inc.
                  Orbitex Group of Funds
                  SG Cowen Funds, Inc.
                  SG Cowen Income + Growth Fund, Inc.
                  SG Cowen Standby Reserve Fund, Inc.
                  SG Cowen Standby Tax-Exempt Reserve Fund, Inc.
                  SG Cowen Series Funds, Inc.
                  St. Clair Funds, Inc.
                  The Skyline Funds
                  Waterhouse Investors Family of Funds, Inc.
                  WEBS Index Fund, Inc.

                  Funds Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Funds Distributor is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. Funds Distributor is an indirect wholly owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

         (b) The following is a list of the executive officers, directors and partners of Funds Distributor, Inc.

                  Director, President and Chief Executive Officer     Marie E. Connolly
                  Executive Vice President                            George A. Rio
                  Executive Vice President                            Donald R. Roberson
                  Executive Vice President                            William S. Nichols
                  Senior Vice President, General Counsel, Chief       Margaret W. Chambers
                      Compliance Officer, Secretary and Clerk
                  Senior Vice President                               Michael S. Petrucelli
                  Director, Senior Vice President, Treasurer and      Joseph F. Tower, III
                      Chief Financial Officer
                  Senior Vice President                               Paula R. David
                  Senior Vice President                               Allen B. Closser
                  Senior Vice President                               Bernard A. Whalen
                  Chairman and Director                               William J. Nutt

(c)      Not Applicable.

Item 28. Location of Accounts and Records.

         The accounts,  books, or other  documents  required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended (the "Investment Company Act") will be kept by the Registrant's Transfer Agent, DST Systems, Inc., P.O. Box 1004 Baltimore, Kansas City, Missouri 64105, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections (2)(iii), (4), (5), (6), (7), (9),
(10) and (11) of Rule 31a-1(b)), which will be kept by the Registrant at 101 California Street, San Francisco, California 94111.

Item 29. Management Services.

         There are no management-related service contracts not discussed in Parts A and B.

Item 30. Undertakings.

         (a)      Not applicable.

         (b) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's last annual report to Shareholders, upon request and without charge.

         (c) Registrant has undertaken to comply with Section 16(a) of the Investment Company Act which requires the prompt convening of a meeting of shareholders to elect trustees to fill existing vacancies in the Registrant's Board of Trustees in the event that less than a majority of the trustees have been elected to such position by shareholders. Registrant has also undertaken promptly to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or Trustees when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in communicating with other shareholders in accordance with the requirements of
                  Section 16(c) of the Investment Company Act.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco, the State of California, on this 24th day of November, 1998.





                                          THE MONTGOMERY FUNDS



                                          By:      Margaret W. Chambers*
                                                   --------------------
                                                   Margaret W. Chambers
                                                   Secretary



         Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


R. Stephen Doyle *             Chairman of the         November 24, 1998
------------------             Board of Trustees
R. Stephen Doyle


Andrew Cox *                   Trustee                 November 24, 1998
------------
Andrew Cox


Cecilia H. Herbert *           Trustee                 November 24, 1998
--------------------
Cecilia H. Herbert


John A. Farnsworth *           Trustee                 November 24, 1998
--------------------
John A. Farnsworth







* By:    /s/ Julie Allecta
         -----------------
         Julie  Allecta, Attorney-in-Fact
         pursuant to Powers of Attorney previously filed.

 ------------------------------------------------------------------------------

                                   Item 23 (j)

                          Independent Auditors Consent

 ------------------------------------------------------------------------------

CONSENT OF INDEPENDENT ACCOUNTANTS


We hereby consent to the incorporation by reference in the Prospectuses and Statements of Additional Information constituting parts of this Post-Effective Amendment No. 63 to the registration statement on Form N-1A (the "Registration Statement") of our report dated August 14, 1998, relating to the financial statements and financial highlights appearing in the June 30, 1998 Annual Report to Shareholders of Montgomery Growth Fund, Montgomery Small Cap Opportunities Fund, Montgomery Small Cap Fund, Montgomery U.S. Emerging Growth Fund (formerly Montgomery Micro Cap Fund), Montgomery Equity Income Fund, Montgomery International Growth Fund, Montgomery International Small Cap Fund, Montgomery Emerging Markets Fund, Montgomery Emerging Asia Fund, Montgomery Latin America Fund, Montgomery Global Opportunities Fund, Montgomery Global Communications Fund, Montgomery Select 50 Fund, Montgomery Total Return Bond Fund, Montgomery
Short Duration Government Bond Fund, Montgomery Government Reserve Fund, Montgomery California Tax-Free Intermediate Bond Fund, Montgomery California Tax-Free Money Fund, Montgomery Federal Tax-Free Money Fund (all portfolios of The Montgomery Funds), which is also incorporated by reference into the Registration Statement. We also consent to the references to us under the heading "Financial Highlights" in the Prospectuses and under the heading "Investment Management and Other Services" in the Statements of Additional Information.


PricewaterhouseCoopers LLP
San Francisco, CA
November 24, 1998